File Nos.   33-23035
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    14                              (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    19                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     _______________________________
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     _______________________________________________
     (Name of Depositor)

     1750 Hennepin Avenue, Minneapolis, MN                          55403
     _____________________________________                        _________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     _____________________________________
            Michael T. Westermeyer
            Allianz Life Insurance Company of North America
            1750 Hennepin Avenue
            Minneapolis, MN  55403

     Copies to:
            Judith A. Hasenauer
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

     It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on   November    1, 1995  pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 21, 1995.

                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                  Location
________                                                  ________
                            PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Definitions

Item 3.   Synopsis or Highlights. . . . . . . . . . .     Highlights

Item 4.   Condensed Financial Information. . . . . . .    Condensed Financial
                                                          Information
Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Company; The
                                                          Variable Account;
                                                          Franklin Valuemark
                                                          Funds

Item 6.   Deductions. . . . . . . . . . . . . . . . . .   Charges and
                                                          Deductions

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  The Contracts;
                                                          Annuity Provisions

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase Payments
                                                          and Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Surrenders

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information

                            (Required by Rule 495)

Item No.                                                  Location
________                                                  ________
                              PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Calculation of
                                                          Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration
Statement.

                                    PART A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Home Office:                                    Valuemark Service Center:
1750 Hennepin Avenue                            300 Berwyn Park
Minneapolis, MN 55403-2195                      P.O. Box 3031
(800) 542-5427                                  Berwyn, PA  19312-0031
                                                (800) 624-0197

                         INDIVIDUAL FLEXIBLE PAYMENT
                          VARIABLE ANNUITY CONTRACTS
                                  issued by
                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                     and
               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  November     1, 1995


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase requirements, these Contracts may not be appropriate for some periodic payment retirement plans.

   Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which account has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. THE FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES. IN CALIFORNIA, THE FIXED ACCOUNT, THE TEMPLETON GLOBAL ASSET ALLOCATION FUND AND THE SMALL CAP FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) Prior to May 1, 1993, the Variable Account was known as NALAC Variable Account B.

   The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-two Funds: the Money Market Fund, the Adjustable U.S. Government Fund, the Global Income Fund, the High Income Fund, the Investment Grade Intermediate Bond Fund, the U.S. Government Securities Fund, the four Zero Coupon Funds, the Growth and Income Fund, the Income Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Precious Metals Fund, the Real

Estate  Securities  Fund, the Small Cap Fund, the Templeton Developing Markets
Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1995, the Growth and Income Fund was known as the Equity Growth Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.

THE  CONTRACTS  ARE  NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENT.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the Statement of Additional Information, call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.

In the State of Oregon, all references to "Franklin Valuemark II" refer to Valuemark II.

This Prospectus and the Statement of Additional Information are dated
   November     1, 1995, and as may be amended from time to time.

This Prospectus should be kept for future reference.

                              TABLE OF CONTENTS

                                                                 Page


DEFINITIONS

HIGHLIGHTS

FEE TABLE

CONDENSED FINANCIAL INFORMATION

THE COMPANY

THE VARIABLE ACCOUNT

FRANKLIN VALUEMARK FUNDS
     Description of the Funds
     General
     Substitution of Securities
     Voting Rights

CHARGES AND DEDUCTIONS
     Deduction for Contingent Deferred Sales Charge (Sales Load)
     Reduction or Elimination of Contingent Deferred Sales Charge
     Deduction for Mortality and Expense Risk Charge
     Deduction for Administrative Expense Charge
     Deduction for Contract Maintenance Charge
     Deduction for Premium Taxes
     Deduction for Income Taxes
     Deduction for Trust Expenses
     Deduction for Transfer Fee

THE CONTRACTS
     Ownership
     Assignment
     Beneficiary
     Change of Beneficiary
     Annuitant
     Death of the Contract Owner Before the Income Date
     Death of the Annuitant Prior to the Income Date
     Death of the Annuitant After the Income Date

ANNUITY PROVISIONS
     Income Date
     Change in Income Date and Annuity Option
     Annuity Options

     Annuity Units
     Annuity Unit Value

PURCHASE PAYMENTS AND CONTRACT VALUE
     Purchase Payments
     Allocation of Purchase Payments
     Transfer of Contract Values
     Dollar Cost Averaging
     Contract Value
     Accumulation Unit

DISTRIBUTOR

SURRENDERS
     Systematic Withdrawal
     Delay of Payments

ADMINISTRATION OF THE CONTRACTS

PERRFORMANCE DATA
     Money Market Sub-Account
     Other Sub-Accounts
     Performance Ranking

TAX STATUS
     General
     Diversification
     Multiple Contracts
     Tax Treatment of Assignments
     Income Tax Withholding
     Tax Treatment of Withdrawals - Non-Qualified Contracts
     Qualified Plans
     Tax Treatment of Withdrawals - Qualified Contracts
     Tax-Sheltered Annuities - Withdrawal Limitations
     Contracts Owned by Other than Natural Persons

FINANCIAL STATEMENTS

LEGAL PROCEEDINGS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                 DEFINITIONS

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant  -  The  person  upon whose continuation of life any annuity payment
involving  life  contingencies  depends.   The Annuitant may be changed at any
time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Allianz Life Insurance Company of North America at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the application, unless changed, and has all rights under the Contract. If Joint Owners are named, all references to Contract Owner shall mean the Joint Owners.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fixed Account - The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania).

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

   Surrender Value - the Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (I) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Allianz Life Variable Account B, into which purchase payments may be allocated.

                                  HIGHLIGHTS

   Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. THE FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES. IN CALIFORNIA, THE FIXED ACCOUNT, THE TEMPLETON GLOBAL ASSET ALLOCATION FUND AND THE SMALL CAP FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)

On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. Prior to May 1, 1993, the Variable

Account was known as NALAC Variable Account B. The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.

The Contract may be returned within 10 days (or for a longer period in states where required) after it is received ("Free Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the purchase payments.


In states where required and where the Contract is purchased pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less any withdrawals. The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free Look Period. If the Company does so allocate the initial purchase payment to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any withdrawals, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payments to the Fund(s) and/or to the Fixed Account as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years.

The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. This discussion does not apply to Qualified Contracts issued pursuant to plans qualified under Sections 401, 403(b) or 408 of the Code. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals become effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988; (ii) to income attributable to such contributions; and (iii) to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Withdrawal Limitations".)

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (see "Tax Status - Diversification").

The Company offers other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                ALLIANZ LIFE VARIABLE ACCOUNT B FEE TABLE*

Contract Owner Transaction Fees

Contingent Deferred Sales Charge**      Years Since
(as a percentage of purchase payments)    Payment      Charge
                                        ___________    ______
                                                0-1       5%
                                                1-2       5%
                                                2-3       4%
                                                3-4       3%
                                                4-5     1.5%
                                                 5+       0


Current Transfer Fee***                          First 12 transfers in a
                                                 Contract Year are free.
                                                 Thereafter, the fee is $25 (or
                                                 2% of the amount transferred,
                                                 if less). Prescheduled
                                                 automatic dollar cost
                                                 averaging transfers are not
                                                 counted.

   Contract Maintenance Charge . . . . . . . . . $30 per Contract
(Prior to the Income Date, the charge is waived
for Contracts having Contract Values or
purchase payments less withdrawals of $100,000
or more.)

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge. . . . . . .                             1.25%
Administrative Expense Charge. . . . . . . . .                              .15%
                                                                           _____
Total Variable Account Annual Expenses . . . .                             1.40%



   *  Applies to all twenty-   two     Sub-Accounts of the Variable Account.
  **  Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge.  If no withdrawal is made during a Contract Year, the 15% is cumulative into future years.  If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years.  See also
      "Surrenders - Systematic Withdrawal" for additional options.
 ***  The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets).

The   Management Fees     for each Fund are based on a percentage of that
Fund's assets  under  management.   See "Franklin Valuemark Funds" in this
Prospectus and "Management" in the Trust prospectus.

The fees below represent the amounts that were paid to the investment advisers to the Trust for the 1994 calendar year (except for the Money Market Fund, the Zero Coupon Fund-1995, the Zero Coupon Fund-2000, the Zero Coupon Fund-2005, the Zero Coupon Fund 2010, the Templeton Global Asset Allocation Fund and the Small Cap Fund). The purpose of the Table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will incur, directly or indirectly on amounts allocated to the Variable Account.

                                             Management
                                             and Business              Total
                                             Management     Other      Annual
                                             Fees (1/)      Expenses   Expenses
                                             ____________   ________   ________
Money Market Fund (2/)                                .51%       .03%       .54%

Growth and Income Fund    (3/)                        .50%       .04%       .54%

Precious Metals Fund                                  .61%       .07%       .68%

Real Estate Securities Fund                           .58%       .04%       .62%

Utility Equity Fund                                   .47%       .05%       .52%

High Income Fund                                      .55%       .05%       .60%

Global Income Fund                                    .55%       .16%       .71%

Investment Grade Intermediate Bond Fund               .59%       .04%       .63%

Income Securities Fund                                .48%       .06%       .54%

U.S. Government Securities Fund                       .49%       .04%       .53%

Adjustable U.S. Government Fund                       .54%       .03%       .57%

Zero Coupon Fund-1995 (4/)                            .36%       .04%       .40%

Zero Coupon Fund-2000 (4/)                            .36%       .04%       .40%

Zero Coupon Fund-2005 (4/)                            .35%       .05%       .40%

Zero Coupon Fund-2010 (4/)                            .35%       .05%       .40%

Rising Dividends Fund                                 .75%       .05%       .80%

Templeton International Equity Fund (5/)              .84%       .15%       .99%

Templeton Pacific Growth Fund (6/)                    .90%       .17%      1.07%

Templeton Global Growth Fund                          .99%       .15%      1.14%

Templeton Developing Markets Equity Fund             1.25%       .28%      1.53%

Templeton Global Asset Allocation Fund (7/)           .80%       .11%       .91%

   Small Cap Fund (8/)                                .75%       .06%       .81%

      1/ The Business Management Fee is a direct expense for the Templeton Global Asset Allocation Fund; the other Funds pay for similar services indirectly through the Management Fee. See "Management" in the Trust Prospectus for further information regarding Management and Business Management Fees.

     2/ Franklin Advisers Inc. agreed in advance to waive a portion of its Management Fee and make payment of other expenses incurred by the Money Market Fund during 1994 and is currently continuing this arrangement in 1995. This arrangement may be terminated at any time. Therefore, the expenses of the Money Market Fund have been restated for 1995 and do not reflect this arrangement.

     3/ Prior to May 1, 1995, the Growth and Income Fund was known as the Equity Growth Fund.

     4/  Net of management fees waived and/or expense reimbursements.
Although not obligated to, Franklin Advisers, Inc. has agreed in advance to waive a portion of its management fees and make payment of other expenses for the four Zero Coupon Funds through at least December 31, 1995 such that the aggregate expenses of the Zero Coupon Fund-1995, the Zero Coupon Fund-2000, the Zero Coupon Fund-2005 and the Zero Coupon Fund-2010 will not exceed 0.40% of each Fund's net assets. Absent the management fee waivers and expense payments, for the year ended December 31, 1994, the total annual expenses would have been as follows: Zero Coupon Fund-1995, .67%; Zero Coupon Fund-2000, .66%; Zero Coupon Fund-2005, .68%; and Zero Coupon Fund-2010, .68%.

     5/ Templeton International Equity Fund was known as the International Equity Fund prior to August 18, 1993.

     6/ Templeton Pacific Growth Fund was known as the Pacific Growth Fund prior to August 18, 1993.

     7/ The Templeton Global Asset Allocation Fund commenced operations May 1, 1995. The expenses shown are estimated expenses for the Fund for 1995.

     8/ The Small Cap Fund has not yet commenced operations. The expenses shown are estimated expenses for the Fund for 1995.

The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance Charge is included in the Examples as $1. Since the average Contract account size for the Contracts described in this Prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Tables.  Premium taxes may apply.


EXAMPLE

If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded semi-annually:


                                            1       3      5     10
                                           Year   Years  Years  Years
                                           ____   _____  _____ ______
Money Market Fund                          $ 63  $   89  $ 125  $ 294

Growth and Income Fund                     $ 64  $   89  $ 125  $ 294

Precious Metals Fund                       $ 65  $   94  $ 133  $ 312

Real Estate Securities Fund                $ 65  $   92  $ 130  $ 304

Utility Equity Fund                        $ 64  $   89  $ 124  $ 291

High Income Fund                           $ 64  $   91  $ 129  $ 302

Global Income Fund                         $ 66  $   95  $ 135  $ 316

Investment Grade Intermediate Bond Fund    $ 65  $   92  $ 130  $ 306

Income Securities Fund                     $ 64  $   89  $ 125  $ 294

U.S. Government Securities Fund            $ 64  $   89  $ 125  $ 292

Adjustable U.S. Government Fund            $ 64  $   90  $ 127  $ 298

Zero Coupon Fund-1995#                     $ 62  $   85  $ 117  $ 275

Zero Coupon Fund-2000#                     $ 62  $   85  $ 117  $ 275

Zero Coupon Fund-2005#                     $ 62  $   85  $ 117  $ 275

Zero Coupon Fund-2010#                     $ 62  $   85  $ 117  $ 275

Rising Dividends Fund                      $ 66  $   98  $ 140  $ 328

Templeton International Equity Fund        $ 68  $  104  $ 151  $ 353

Templeton Pacific Growth Fund              $ 69  $  106  $ 155  $ 363

Templeton Global Growth Fund*              $ 70  $  109  $ 159  $ 372

Templeton Developing Markets Equity Fund*  $ 74  $  121  $ 181  $ 420

Templeton Global Asset Allocation Fund**   $ 68  $  101  $ 146  $ 342

   Small Cap Fund**                        $ 67  $   98  $ 140  $ 329


 *   Annualized
 #   Calculated with waiver of fees and reimbursement of expenses
 **  Estimated

If the Contract is not surrendered at the end of the applicable time period and no prior surrenders have occurred, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded semi-annually:


                                            1      3      5     10
                                           Year  Years  Years  Years
                                           ____ ______ ______ ______
Money Market Fund                          $ 21  $  67  $ 121  $ 294

Growth and Income Fund                     $ 21  $  67  $ 121  $ 294

Precious Metals Fund                       $ 22  $  72  $ 129  $ 312

Real Estate Securities Fund                $ 22  $  70  $ 126  $ 304

Utility Equity Fund                        $ 21  $  67  $ 120  $ 291

High Income Fund                           $ 21  $  69  $ 125  $ 302

Global Income Fund                         $ 23  $  73  $ 131  $ 316

Investment Grade Intermediate Bond Fund    $ 22  $  70  $ 126  $ 306

Income Securities Fund                     $ 21  $  67  $ 121  $ 294

U.S. Government Securities Fund            $ 21  $  67  $ 121  $ 292

Adjustable U.S. Government Fund            $ 21  $  68  $ 123  $ 298

Zero Coupon Fund-1995#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2000#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2005#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2010#                     $ 19  $  63  $ 113  $ 275

Rising Dividends Fund                      $ 23  $  76  $ 136  $ 328

Templeton International Equity Fund        $ 25  $  82  $ 147  $ 353

Templeton Pacific Growth Fund              $ 26  $  84  $ 151  $ 363

Templeton Global Growth Fund*              $ 27  $  87  $ 155  $ 372

Templeton Developing Markets Equity Fund*  $ 31  $  99  $ 177  $ 420

Templeton Global Asset Allocation Fund**   $ 25  $  79  $ 142  $ 342

   Small Cap Fund**                        $ 24  $  76  $ 136  $ 329


 *  Annualized
 #  Calculated with waiver of fees and reimbursement of other expenses
 ** Estimated

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each Fund from the inception of each to June 30, 1995.#

This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.


(Number of units in thousands)                               Year ended    Year ended    Year ended    Year ended
                                              Period ended   December 31,  December 31,  December 31,  December 31,
                                              June 30, 1995      1994          1993          1992          1991
                                              _____________ _____________ _____________ _____________ _____________
Franklin Valuemark Funds:

Money Market Fund
Unit value at beginning of period             $      12.354       $12.066       $11.932       $11.742       $11.288
Unit value at end of period                   $      12.622       $12.354       $12.066       $11.932       $11.742
Number of units outstanding at end of period         32,878        39,437        10,247         6,951         5,682
Growth and Income Fund*
Unit value at beginning of period             $      13.215       $13.677       $12.574       $11.949        $9.803
Unit value at end of period                   $      15.112       $13.215       $13.677       $12.574       $11.949
Number of units outstanding at end of period         39,885        35,695        24,719        17,144         9,671
Precious Metals Fund
Unit value at beginning of period             $      13.979       $14.464        $9.424       $10.635       $10.387
Unit value at end of period                   $      14.016       $13.979       $14.464        $9.424       $10.635
Number of units outstanding at end of period          7,956         8,285         4,685         1,419           833
High Income Fund
Unit value at beginning of period             $      14.608       $15.155       $13.278       $11.583        $9.026
Unit value at end of period                   $      16.444       $14.608       $15.155       $13.278       $11.583
Number of units outstanding at end of period         17,985        15,679       11,787.         4,780         1,923

Real Estate Securities Fund
Unit value at beginning of period             $      15.594       $15.369       $13.095       $11.848        $9.000
Unit value at end of period                   $      16.139       $15.594       $15.369       $13.095       $11.848
Number of units outstanding at end of period         11,234        11,645         5,589         1,052           394
U.S. Government Securities Fund
Unit value at beginning of period             $      13.835       $14.698       $13.586       $12.798       $11.199
Unit value at end of period                   $      15.451       $13.835       $14.698       $13.586       $12.798
Number of units outstanding at end of period         36,068        36,490        40,402        25,054        14,426
Utility Equity Fund
Unit value at beginning of period             $      15.104       $17.319       $15.889       $14.821       $12.062
Unit value at end of period                   $      16.906       $15.104       $17.319       $15.889       $14.821
Number of units outstanding at end of period         69,272        70,082        84,217        39,387        16,188
Zero Coupon - 1995 Fund
Unit value at beginning of period             $      14.380       $14.480       $13.665       $12.845       $11.160
Unit value at end of period                   $      14.915       $14.380       $14.480       $13.665       $12.845
Number of units outstanding at end of period          2,821         3,195         3,092         2,871         2,774
Zero Coupon - 2000 Fund
Unit value at beginning of period             $      15.373       $16.717       $14.595       $13.570       $11.446
Unit value at end of period                   $      17.368       $15.373       $16.717       $14.595       $13.570
Number of units outstanding at end of period          5,682         4,953         3,787         2,886         2,012
Zero Coupon - 2005 Fund
Unit value at beginning of period             $      16.096       $18.050       $14.975       $13.705       $11.545
Unit value at end of period                   $      19.061       $16.096       $18.050       $14.975       $13.705
Number of units outstanding at end of period          3,247         2,780         2,020         1,090           795
Zero Coupon - 2010 Fund
Unit value at beginning of period             $      15.930       $18.144       $14.670       $13.482       $11.390
Unit value at end of period                   $      19.596       $15.930       $18.144       $14.670       $13.482
Number of units outstanding at end of period          3,173         2,589         1,405           849         1,150
Global Income Fund
Unit value at beginning of period             $      13.726       $14.650       $12.733       $12.962       $11.706
Unit value at end of period                   $      14.725       $13.726       $14.650       $12.733       $12.962
Number of units outstanding at end of period         15,389        16,855        13,054         5,487         2,979
Investment Grade Intermediate Bond Fund
Unit value at beginning of period             $      14.257       $14.389       $13.442       $12.879       $11.281
Unit value at end of period                   $      14.984       $14.257       $14.389       $13.442       $12.879
Number of units outstanding at end of period          9,877         9,772         7,677         3,333         1,311
Income Securities Fund
Unit value at beginning of period             $      16.392       $17.734       $15.163       $13.580        $9.842
Unit value at end of period                   $      18.242       $16.392       $17.734       $15.163       $13.580
Number of units outstanding at end of period         58,283        56,569        38,967        11,397         4,472
Adjustable U.S. Government Fund
Unit value at beginning of period             $      11.077       $11.254       $11.020       $10.698        $9.999
Unit value at end of period                   $      11.610       $11.077       $11.254       $11.020       $10.698
Number of units outstanding at end of period         16,212        19,865        24,975        21,858        12,077
Templeton Pacific Growth Fund **
Unit value at beginning of period             $      12.802       $14.233        $9.761   $10.000****        NA
Unit value at end of period                   $      13.015       $12.802       $14.233        $9.761        NA
Number of units outstanding at end of period         24,775        27,231        14,240           534        NA

Rising Dividends Fund
Unit value at beginning of period             $       9.769       $10.327       $10.848   $10.000****        NA
Unit value at end of period                   $      11.035        $9.769       $10.327       $10.848        NA
Number of units outstanding at end of period         31,335        28,778        26,256         8,388        NA
Templeton International Equity Fund ***
Unit value at beginning of period             $      12.161       $12.226        $9.642   $10.000****        NA
Unit value at end of period                   $      13.005       $12.161       $12.226        $9.642        NA
Number of units outstanding at end of period         59,054        60,464        24,026         1,329        NA
Templeton Developing Markets Equity Fund
Unit value at beginning of period             $       9.454   $10.000****        NA            NA            NA
Unit value at end of period                   $       9.678        $9.454        NA            NA            NA
Number of units outstanding at end of period         12,870         9,774        NA            NA            NA
Templeton Global Growth Fund
Unit value at beginning of period             $      10.201   $10.000****        NA            NA            NA
Unit value at end of period                   $      10.855       $10.201        NA            NA            NA
                                                     21,842        14,637        NA            NA            NA
   Templeton Global Asset Allocation Fund
Unit value at beginning of period             $  10.000****            NA        NA            NA            NA
Unit value at end of period                   $      10.097            NA        NA            NA            NA
Number of units outstanding at end of period            400            NA        NA            NA            NA

(Number of units in thousands)                Year ended
                                              December 31,   January 9,1989
                                                 1990       to December 31,1989
                                              ____________ ____________________
Franklin Valuemark Funds:

Money Market Fund
Unit value at beginning of period                   $10.637       $10.000
Unit value at end of period                         $11.288       $10.637
Number of units outstanding at end of period          5,768         1,199
Growth and Income Fund*
Unit value at beginning of period                   $10.180       $10.000
Unit value at end of period                          $9.803       $10.180
Number of units outstanding at end of period          5,356         1,662
Precious Metals Fund
Unit value at beginning of period                   $12.247       $10.000
Unit value at end of period                         $10.387       $12.247
Number of units outstanding at end of period          1,015           167
High Income Fund
Unit value at beginning of period                   $10.021       $10.000
Unit value at end of period                          $9.026       $10.021
Number of units outstanding at end of period          1,056           612
Real Estate Securities Fund
Unit value at beginning of period                   $10.368       $10.000
Unit value at end of period                          $9.000       $10.368
Number of units outstanding at end of period            200            57

U.S. Government Securities Fund
Unit value at beginning of period                   $10.427       $10.000
Unit value at end of period                         $11.199       $10.427
Number of units outstanding at end of period          5,450         1,102
Utility Equity Fund
Unit value at beginning of period                   $12.010       $10.000
Unit value at end of period                         $12.062       $12.010
Number of units outstanding at end of period          6,300         1,173
Zero Coupon - 1995 Fund
Unit value at beginning of period                   $10.358       $10.000
Unit value at end of period                         $11.160       $10.358
Number of units outstanding at end of period          2,098           244
Zero Coupon - 2000 Fund
Unit value at beginning of period                   $10.961       $10.000
Unit value at end of period                         $11.446       $10.961
Number of units outstanding at end of period          1,041           162
Zero Coupon - 2005 Fund
Unit value at beginning of period                   $11.406       $10.000
Unit value at end of period                         $11.545       $11.406
Number of units outstanding at end of period            406            86
Zero Coupon - 2010 Fund
Unit value at beginning of period                   $11.486       $10.000
Unit value at end of period                         $11.390       $11.486
Number of units outstanding at end of period            581           194
Global Income Fund
Unit value at beginning of period                   $10.813       $10.000
Unit value at end of period                         $11.706       $10.813
Number of units outstanding at end of period          1,322           278
Investment Grade Intermediate Bond Fund
Unit value at beginning of period                   $10.635       $10.000
Unit value at end of period                         $11.281       $10.635
Number of units outstanding at end of period            595           200
Income Securities Fund
Unit value at beginning of period                   $10.783       $10.000
Unit value at end of period                          $9.842       $10.783
Number of units outstanding at end of period          3,011         1,508
Adjustable U.S. Government Fund
Unit value at beginning of period                $10.000****       NA
Unit value at end of period                          $9.999        NA
Number of units outstanding at end of period             75        NA
Templeton Pacific Growth Fund **
Unit value at beginning of period                   NA             NA
Unit value at end of period                         NA             NA
Number of units outstanding at end of period        NA             NA
Rising Dividends Fund
Unit value at beginning of period                   NA             NA
Unit value at end of period                         NA             NA
Number of units outstanding at end of period        NA             NA

Templeton International Equity Fund ***
Unit value at beginning of period                   NA             NA
Unit value at end of period                         NA             NA
Number of units outstanding at end of period        NA             NA
Templeton Developing Markets Equity Fund
Unit value at beginning of period                   NA             NA
Unit value at end of period                         NA             NA
Number of units outstanding at end of period        NA             NA
Templeton Global Growth Fund
Unit value at beginning of period                   NA             NA
Unit value at end of period                         NA             NA
Number of units outstanding at end of period        NA             NA

   # As of June 30, 1995, the the Small Cap Fund had not yet commenced operations.
   * Prior to May 1, 1995, the Growth and Income Fund was known as the Equity Growth Fund
  ** Prior to October 15, 1993, the Templeton Pacific Growth Fund was known as the Pacific Growth Fund
 *** Prior to October 15, 1993, the Templeton International Equity Fund was
     known as the International Equity Fund
**** Unit value at inception was $10.00

The Accumulation Unit Value at the inception was $10.00 for each Fund. Inception was 1/24/89 for the Growth and Income, Global Income, High Income, Income Securities, Precious Metals, Real Estate Securities, Utility Equity, Investment Grade Intermediate Bond and Money Market Funds; 3/13/89 for the U.S. Government Securities and the four Zero Coupon Funds; 12/3/90 for the Adjustable U.S. Government Fund; 1/24/92 for the Rising Dividends Fund, the Templeton International Equity Fund and the Templeton Pacific Growth Fund; 3/15/94 for the Templeton Global Growth Fund and the Templeton Developing
 Markets Equity Fund; and 5/1/95 for the Templeton Global Asset Allocation
Fund.    The Small Cap Fund is new in 1995.

                                   THE COMPANY

Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. On April 1, 1993, the Company changed its name from North American Life and Casualty Company ("NALAC") to its present name. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. Both NALAC and Fidelity Union Life Insurance Company of Dallas, Texas have been owned by Allianz since 1979. Over the last decade there has been a gradual consolidation of operations. On May 31, 1993, Fidelity Union was consolidated into the Company. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

NALAC Financial Plans, Inc. is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter
of the    Contracts    . NALAC Financial Plans, Inc. is reimbursed for expenses
incurred in the distribution of the Contracts.

Administration for the Contracts is provided at the Company's Valuemark Service Center: 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.

                             THE VARIABLE ACCOUNT

The Variable Account was established pursuant to a resolution of the Board of Directors on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of the Franklin Valuemark Funds. Currently, there are twenty- two Funds available under the Franklin Valuemark Funds.
                           FRANKLIN VALUEMARK FUNDS

Each of the twenty-   two    Sub-Accounts of the Variable Account is invested
solely in the shares of one of the twenty-   two    Funds of Franklin Valuemark
Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the accompanying prospectus for the Trust, which is included with this Prospectus. PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.

   Franklin Advisers, Inc. ("Advisers"), 777 Mariners Island Blvd., San Mateo, California 94404, serves as each Fund's (except the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund and the Templeton Global Asset Allocation Fund) investment manager. The investment manager for the

Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton, Galbraith & Hansberger, Ltd., Lyford Cay Nassau, N.P. Bahamas. As of October 1, 1995, the investment manager for the Templeton Developing Markets Equity Fund is Templeton Investment Management (Singapore) Pte Ltd., 20 Raffles Place, Ocean Towers, Singapore. All investment managers or advisers are referred to collectively as "Managers." The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control and direction and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more Sub-Advisers to handle the day-to-day management of a Fund. Advisers act as investment manager or administrator to 33 U.S. registered investment companies (111 separate series) with aggregate assets of over $75 billion.

Templeton Global Investors, Inc., Broward Financial Centre, Suite 2100, Ft. Lauderdale, Florida, provides certain administrative facilities and services for certain of the Funds.

Franklin Templeton Investor Services, Inc., 777 Mariners Island Blvd., San Mateo, California 94404, also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

Description of the Funds

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME

Money Market Fund

   The Money Market Fund seeks high current income, consistent with capital preservation and liquidity. The Fund will pursue its objective by investing exclusively in high quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund attempts to maintain a stable net asset value of $1.00 per share, although no assurances can be given that the Fund will be able to do so.

FUNDS SEEKING CURRENT INCOME

Adjustable U.S. Government Fund

The Adjustable U.S. Government Fund seeks a high level of current income, consistent with lower volatility of principal, by investing primarily in adjustable rate securities which are issued or guaranteed by the U.S.

   government    , its agencies or instrumentalities.

Global Income Fund

The Global Income Fund seeks a high level of current income, consistent with preservation of capital, with capital appreciation as a secondary consideration, through investing in foreign and domestic debt obligations, including up to 25% in high yield, high risk, lower rated debt obligations (commonly referred to as "junk bonds") and related currency transactions. Investing in a non-diversified fund of global securities including those of
developing   markets    issuers  involves increased susceptibility to the
   special     risks associated with foreign investing.

High Income Fund

The High Income Fund seeks a high level of current income, with capital appreciation as a secondary objective, by investing in debt obligations and dividend-paying common and preferred stocks. Debt obligations include high
yield,  high risk, lower rated    obligations     (commonly referred to as
"junk bonds") which involve increased risks related to    the
creditworthiness of their issuers.

Investment Grade Intermediate Bond Fund

The  Investment  Grade Intermediate Bond Fund seeks current income, consistent
with preservation of capital, primarily    through     investment in
intermediate-term,    investment grade     corporate obligations and in U.S.
   government     securities.

   The     U.S. Government Securities Fund

The U.S. Government Securities Fund seeks current income and safety of capital by investing exclusively in obligations issued or guaranteed by the U.S.
   government     or its agencies or instrumentalities.

Zero Coupon Funds

There are four Zero Coupon Funds. Each of the Funds matures in the specified target year as follows:

Zero Coupon Fund - 1995
Zero Coupon Fund - 2000
Zero Coupon Fund - 2005
Zero Coupon Fund - 2010

   The four Zero Coupon Funds seek a high investment return consistent with the preservation of capital, by investing primarily in zero coupon securities. In response to interest rate changes, these securities may experience greater fluctuations in market value than interest paying securities of similar maturities. The funds may not be appropriate for short-term investors or those who intend to withdraw money before the maturity date.

Additional Zero Coupon Funds may be added to the Trust in the future. Should any such Funds be available for investment at the maturity date of any existing Zero Coupon Fund, such Funds will be available as an investment option for Contract Owners who select such option. If no selection has been made by a Contract Owner prior to the maturity date of a Zero Coupon Fund, the Account Value held in the Sub-Account underlying the Owner's Contract will be automatically transferred to the Money Market Sub-Account. The Company will notify the Owner of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option. THE ZERO COUPON FUND-1995 WILL MATURE DECEMBER 15, 1995. The Zero Coupon Funds may not be appropriate for Contract Owners who do not plan to have their purchase payments invested in the Zero Coupon Sub-Accounts for the long-term or until maturity of the portfolio.

   FUNDS SEEKING GROWTH AND INCOME

Growth and Income Fund

The Growth and Income Fund (formerly the Equity Growth Fund) seeks capital appreciation, with current income return as a secondary objective, by investing primarily in U.S. common stocks, securities convertible into common stocks, preferred stocks and debt securities.

Income Securities Fund

The Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of
domestic  and  foreign,  including developing markets,    debt obligations
and/or equity securities.      Debt obligations include high yield, high risk,
lower rated obligations (commonly referred to as "junk bonds") which involve
increased risks related to    the     creditworthiness of their issuers.

Rising Dividends Fund

The Rising Dividends Fund seeks capital appreciation, primarily through investment in the equity securities of companies that have paid consistently rising dividends over the past ten years. Preservation of capital is also an important consideration. The Fund seeks current income incidental to capital appreciation.

Templeton Global Asset Allocation Fund

The Templeton Global Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in equity securities, debt obligations, and money market instruments of issuers in any nation, including developing markets nations . The mix of investments among the three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. Foreign investing involves special risks.

Utility Equity Fund

The Utility Equity Fund seeks both capital appreciation and current income by investing in securities of domestic and foreign, including developing markets,
   issuers     engaged in the public utilities industry.

       FUNDS SEEKING CAPITAL GROWTH

Precious Metals Fund

The Precious Metals Fund seeks capital appreciation, with current income return as a secondary objective, by concentrating its investments in
securities of U.S. and foreign companies, including those    in developing
markets    , engaged  in mining, processing or dealing in gold and other precious metals.

Real Estate Securities Fund

The Real Estate Securities Fund seeks capital appreciation, with current income  return  as  a secondary objective, by concentrating its investments in
publicly traded securities of    U.S.     companies in the real estate industry.

   Small Cap Fund

The Small Cap Fund seeks long-term capital growth. The Fund seeks to accomplish its objective by investing primarily in equity securities of small capitalization growth companies. The Fund may also invest in foreign securities, including those of developing markets issuers. Because of the Fund's investments in small capitalization companies, an investment in the Fund may involve greater risks and higher volatility and should not be considered a complete investment program.

Templeton Developing Markets Equity Fund

The Templeton Developing Markets Equity Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily
in   equities     of issuers in countries having developing markets. The Fund
is subject  to    the     heightened foreign securities investment risks that
accompany foreign developing markets and an investment in the Fund may be considered speculative.

Templeton Global Growth Fund

The Templeton Global Growth Fund seeks long-term capital growth. The Fund hopes to achieve its objective through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, including developing markets. The realization of income, if any, is only incidental to accomplishment of the Fund's objective of long-term capital growth. Foreign investing involves special risks.

Templeton International Equity Fund

   The Templeton International Equity Fund seeks long-term growth of capital. Under normal conditions, the International Equity Fund will invest at least 65% of its total assets in an internationally mixed portfolio of foreign equity securities which trade on markets in countries other than the U.S., including developing markets, and are (i) issued by companies domiciled in countries other than the U.S. or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities outside of the U.S. Foreign investing involves special risks.

Templeton Pacific Growth Fund

The Templeton Pacific Growth Fund seeks long-term growth of capital, primarily through investing at least 65% of its total assets in equity securities which trade on markets in the Pacific Rim, including developing markets, and (i) are issued by companies domiciled in the Pacific Rim, including developing markets or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities in the Pacific Rim. Investing in a portfolio of geographically concentrated foreign securities, including developing markets, involves increased susceptibility to the special risks of foreign investing and an investment in the Fund may be considered speculative.

The Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund, Templeton Global Growth Fund, Global Income Fund, Income Securities Fund, Investment Grade Intermediate Bond Fund, Templeton International Equity Fund, Money Market Fund, Templeton Pacific Growth Fund, Precious Metals Fund, Small Cap Fund and Utility Equity Fund may invest more than 10% of their total net assets in foreign securities which are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty; investing in developing markets involves similar but heightened risks related to the relatively small size and lesser liquidity of these markets. See "Highlighted Risk Considerations - Foreign Transactions" in the Trust Prospectus.

The High Income Fund and the Income Securities Fund may invest up to 100% of their respective net assets in debt obligations rated below investment grade, commonly known as "junk bonds", or in obligations which have not been rated by any rating agency. Investments rated below investment grade involve greater risks, including price volatility and risk of default than investments in higher rated obligations. Investors should carefully consider the risks associated with an investment in these Funds in light of the securities in which they invest. See "Highlighted Risk Considerations - Lower Rated Debt Obligations" in the Trust Prospectus.

General

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

Voting Rights

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values, the Variable Account and the Fixed Account. These charges and deductions are:

Deduction for Contingent Deferred Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered;
(b) multiplying each such allocated purchase payment that has been held under the Contract for the period shown below by the charge shown below:


Years Since Payment  Charge
___________________ _______
0-1                       5%
1-2                       5%
2-3                       4%
3-4                       3%
4-5                     1.5%
5+                        0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a

Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account and/or subtracting values from the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above method of cancellation is desired.

To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors:
(1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may also be eliminated when the Contract is sold by an agent of the Company to any members of his or her family. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risk borne by the Company arises from its contractual obligation to make annuity payments after the Income Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. In addition, the Company assumes a mortality risk for the guaranteed minimum death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing, and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Contract Maintenance Charge

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for Contracts having Contract Values or purchase payments less withdrawals of $100,000 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account and/or by subtracting values from the Fixed Account in the ratio that the value of each Sub-Account or the Fixed Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts offered hereby range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it
was  sufficient.   Currently, no federal income taxes are assessed against
the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. The Company will deduct any withholding taxes required by applicable law.

Deduction for Trust Expenses

There are other deductions from, and expenses paid out of, the assets of the Trust which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee

Prior to the Income Date, a Contract Owner may transfer all or a part of the Contract Owner's interest without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. The
Contract provides that if more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently 12 transfers may be made in a  Contract  Year  without a charge.  Thereafter, the fee is $25 (or 2% of the
amount  transferred,  if less).   Currently, prescheduled    automatic dollar
cost averaging transfers are not counted. The Company reserves the right to charge a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

                                THE CONTRACTS

Ownership

The Contract Owner and if provided for in the Contract, any Joint Owner as named on the Contract Schedule, have all rights and may receive all benefits under the Contract. The Contract Owner if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania) and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or the surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new
Contract Owner, if they are the spouse of the Contract Owner.   In those states
where a non-spousal Joint Owner is permitted, the death benefit must be paid in accordance with the Internal Revenue Code and the Joint Owner cannot
continue the contract in force.      A change of Contract Owner or Contingent
Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner, Joint Owners or Contingent Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center. The Company is not responsible for the validity of any assignment. The Contract Owners rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions the Company may take before such assignment has been recorded at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application and, unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable), will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date".) Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner Before the Income Date

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Owner's spouse may be the Contingent Owner or a Joint Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:

     1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.

     2. On each Contract Anniversary, but not beyond the Contract Anniversary following the Contract Owner's 80th birthday, the guaranteed death benefit will be determined as follows:

         a.  the guaranteed death benefit as of the previous Contract
Anniversary;

         b.  plus any purchase payments made during the previous Contract Year;

         c.  minus any amounts surrendered during the previous Contract Year;

         d.  the sum of a, b and c multiplied by 1.05.

     3. On dates other than a Contract Anniversary and on Contract Anniversaries following the Contract Owner's 81st birthday, the guaranteed death benefit equals the guaranteed death benefit on the previous Contract Anniversary, plus purchase payments made since the previous Contract Anniversary, less amounts surrendered since the previous Contract Anniversary.

For purposes of the guaranteed death benefit calculation, reference to the Contract Owner's age shall be the age of the oldest Joint Owner when applicable. The guaranteed death benefit will always be calculated as in point (3) above after the date of death of the Contract Owner unless the primary Beneficiary is the spouse of the Contract Owner and elects to continue the Contract as the new Contract Owner.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit; (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company.)

B.     The payment of the entire death benefit within 5 years of the date of the Contract Owner's death; (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the
greater, it will be the death benefit.   If the guaranteed death benefit is the
greater,  it  will  be the death benefit.    The death benefit will no longer be
guaranteed by the Company. Any distribution of death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charge and Contingent Deferred Sales Charge.)

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the death of the Contract owner (See "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the
Contract  Value  is  greater  it will be treated as the death    benefit.
If the guaranteed death benefit is the greater, it will be the death benefit.)

   D. If the Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under the Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person. If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date

If the Annuitant dies after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                              ANNUITY PROVISIONS

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date, if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the Effective Date.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday (or 10 years from the Effective Date, if later).

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. The Annuity Options are available on a fixed or variable basis or a combination of fixed and variable (not available in all states), except the LIFE ANNUITY WITH CASH REFUND Option which is only available on a fixed basis.

The amount of the initial annuity payment is dependent on (i) the Contract Value at the time of annuitization, (ii) the Annuity Option selected, (iii) the Age of the Annuitant and any joint Annuitant, and (iv) the sex of the Annuitant and any joint Annuitant where allowed (see Tax Status - Qualified Plans"). Under a fixed option, the dollar value of subsequent annuity payments will not vary. Under a variable option, subsequent annuity payments will vary based on the investment performance of the Sub-Account selected. Current purchase rates available may be more favorable than those guaranteed in the Contract.

The following Annuity Options are available.

LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

LIFE ANNUITY WITH GUARANTEE FOR A MINIMUM PERIOD. The Company will make monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Annuity Units

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments. The pro rata portion of the Contract Maintenance Charge is deducted.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month. The pro rata portion of the Contract Maintenance Charge is deducted each month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. If the actual net investment rate exceeds five percent (5%), payments will increase. Conversely, if the actual rate is less than five percent (5%), annuity payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1) and dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate, discussed above, of 5% per annum which is built into the annuity rate table) where:

1.   is the net result of

     a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

     b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3.  is the number of Annuity Units outstanding at the end of the Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments

The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application (except in New Jersey) or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.

Allocation of Purchase Payments

Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account or to the Fixed Account as selected by the Contract Owner. THE FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES. IN CALIFORNIA, THE FIXED ACCOUNT, THE TEMPLETON GLOBAL ASSET ALLOCATION FUND AND THE SMALL CAP FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) For each Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. Purchase payments allocated to the Fixed Account are credited in dollars.

The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free Look Period. In the event that the Company does so allocate initial purchase payments to the Money Market Sub-Account, at the end of the Free Look Period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) and/or the Fixed Account as selected by the Contract Owner.

Transfers do not change the allocation instructions for payments. Subsequent payments will be allocated as directed by the Contract Owner in instructions accompanying a payment; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The

Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after receipt of the written notice or telephone instructions.

The Company reserves the right to limit the number of Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may initially
select up to    nine     Accounts.  The Company reserves the right to change the
maximum number of Accounts in the future.

For initial purchase payments, if the forms required to issue a Contract are received in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units and/or to Fixed Account and credit the Contract with dollars during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account or to or from the Fixed Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust are designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a market timing" strategy may be disruptive to a Fund. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.

After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company reserves the right to charge for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account or the Fixed Account is being transferred; otherwise from the amount remaining in the Sub-Account or the Fixed Account from which the transfer is made.

b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Sub-Account or the Fixed Account; or (ii) the Contract Owner's entire interest in the Sub-Account or the Fixed Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account or the Fixed Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")

e. On or after the Income Date, the Contract Owner may not make a transfer from the Fixed Account to the Variable Account. Currently, on or after the Income Date, one transfer to the Fixed Account will be allowed.

f. After Income Date, no transfer may be made if it will result in any selected Sub-Account or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

g. Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

h. The Company reserves the right at any time and without prior notice to any party to terminate, suspend or modify the transfer privileges described above, subject to applicable state law and regulation.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized of fraudulent instructions. The Company tape records all telephone instructions.

Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging

Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account, the Adjustable U.S. Government Sub-Account or the Fixed Account
to the Contract's other Sub-Accounts (maximum of    eight    )at regular
intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account, the Adjustable U.S. Government Sub-Account or the Fixed Account. When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account, the Adjustable U.S. Government Sub-Account or the Fixed Account and may invest in a maximum of
   eight     of the other Sub-Accounts.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account, the Adjustable U.S. Government Sub-Account or the Fixed Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost
Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to
charge  for  this  program.   In the event there are additional transfers, the
transfer  fee  may  be charged. The Company does not intend to profit from any
such  charge.   Transfer made pursuant to the Dollar Cost Averaging Program are not counted in determining the applicability of the transfer fee.

Contract Value

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account and the Fixed Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.   is the net result of

     1) the assets of the Sub-Account attributable to Accumulation Units i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

     2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.
The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                 DISTRIBUTOR

NALAC Financial Plans, Inc. ("NFP"), 1750 Hennepin Avenue, Minneapolis, Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to

6.0% of purchase payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker/dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 6.0% of purchase payments). In addition, under certain circumstances, the Company and/or Advisers, or certain of its affiliates, under a marketing support agreement with NFP may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowances. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.

                                  SURRENDERS

While the Contract is in force and before the Income Date, the Company will, upon written request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or a reduction in the Fixed Account value in the ratio that the value of each Sub-Account and/or the Fixed Account value bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax withdrawal penalties and restrictions may apply to surrenders from Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawal

The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 59 1/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or reducing values in the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% amount which is allowable per year without incurring a Contingent Deferred Sales Charge. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:
1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                       ADMINISTRATION OF THE CONTRACTS

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.

                               PERFORMANCE DATA

Money Market Sub-Account

From time to time, the Company    or NFP     may advertise the "yield" and
"effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding
effect of this assumed  reinvestment.    The  computation of the yield
calculation includes a deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and the Contract Maintenance Charge.

Other Sub-Accounts

From  time  to  time,  the Company    or NFP     may publish their current
yields and total returns for the other sub-accounts in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment at the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the prorated Contract
Maintenance  Charge.   Each Sub-Account may also advertise aggregate and
average total return information over different periods of time.

In each case, the yield and total return figures will reflect all recurring charges against the Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and the
Contract  Maintenance  Charge  for the applicable time period.   The Company or
NFP  may,  in addition, advertise or present yield or total return performance
information  computed  on  different basis, or for the Funds.    Contract Owners
should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return
may  be  in  any  future period.   Hypothetical performance illustrations for a
hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.

Performance Ranking

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return
performance.   This type of ranking may address the question as to which funds
provide the highest total return with the least amount of risk.   Other ranking
services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

                                  TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.     H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as:
amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals
- Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.     Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.     Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit- Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

The exceptions stated in items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exception applies.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Contracts Owned by Other than Natural Persons

Generally, investment earnings on premiums for Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this rule does not apply to Contracts held by a trust or other entity as an agent for a natural person.
                             FINANCIAL STATEMENTS

Audited consolidated financial statements of the Company and audited financial statements of the Variable Account as of December 31, 1994 are included in the
Statement  of  Additional  Information.   Unaudited financial statements of the
Variable Account as of June 30, 1995 are also included in the Statement of Additional Information.

                              LEGAL PROCEEDINGS

   There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                             TABLE OF CONTENTS OF
                   THE STATEMENT OF ADDITIONAL INFORMATION


Item                                                                    Page
_____                                                                   ____

Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Legal Opinions. . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Calculation of Performance Data . . . . . . . . . . . . . . . . . . .

Annuity Provisions. . . . . . . . . . . . . . . . . . . . . . . . . .

     Variable Annuity Payout. . . . . . . . . . . . . . . . . . . . .
      Fixed Annuity Payout    . . . . . . . . . . . . . . . . . . . .

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION


                         INDIVIDUAL FLEXIBLE PAYMENT
                          VARIABLE ANNUITY CONTRACTS

                                  issued by

                       ALLIANZ LIFE VARIABLE ACCOUNT B
                     (Formerly NALAC Variable Account B)

                                     and

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
             (Formerly North American Life and Casualty Company)
                                  NOVEMBER     1, 1995

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER 1, 1995 FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED    NOVEMBER     1, 1995,
AND AS MAY BE AMENDED FROM TIME TO TIME.

                              TABLE OF CONTENTS


                                                                 Page

COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . .

EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .

LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF PERFORMANCE DATA . . . . . . . . . . . . . . . .

ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . .. .
     Variable Annuity Payout
     Fixed Annuity Payout

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .

                                   COMPANY

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

                                   EXPERTS

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of Allianz Life Insurance Company of North America as of December 31, 1994, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                 DISTRIBUTOR

NALAC Financial Plans, Inc., a wholly owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

                       CALCULATION OF PERFORMANCE DATA

The Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The Sub-Account's yield at any particular time is not indicative of what the yield may be at any other time. For the seven
   calendar     days ended June 30, 1995, the yield for the Money Market
Sub-Account was    4.07%    .

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and Contract Maintenance Charge.effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

Other Sub-Accounts. From time to time, the Sub-Accounts may state their total return in advertisements and Contract Owner communications. Any statements of total return or other performance data of a Sub-Account will be accompanied by information on that Sub-Account's average annual compounded rate of return over the most recent four calendar quarters and the period from the Sub-Account's inception of operations. Each Sub-Account may also advertise aggregate and average total return information over different periods of time.

Each Sub-Account's average annual compounded rate of return is determined by reference to a hypothetical $1,000 Contract Value, according to the following formula:
                                          n
                               P = (1 + T)  =  ERV

       P    = a hypothetical initial payment of $1,000
       T    = average annual total return
       n    = number of years
       ERV  = ending redeemable value of a hypothetical $1,000
              Purchase Payment at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 of payment at the time it is allocated to the Sub-Account and assumes that the income earned by the investment in the Sub-Account is reinvested.

Each Sub-Account may also quote its current yield in advertisements and Contract Owner communications. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and the Contract Maintenance Charge) by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:




                                                  6
                            Yield =  2 [(a-b) + 1] - 1]
                                        _____
                                          cd

Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Sub-Account

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of Accumulation Units outstanding during the period

     d = the maximum offering price per Accumulation Unit on the last day of the period

The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume no sales load.

Each Sub-Account's current yield and total return may be compared to relevant indices, including U. S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluations of each Sub-Account's performance by independent sources may also be used in advertisements and in information furnished to present or prospective Contract Owners.

Contract Owners should note that the investment results of the Sub-Account will fluctuate over time, and any presentation of the Sub-Account's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under this Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

     1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

     2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

     3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

                             FINANCIAL STATEMENTS

The audited consolidated financial statements of the Company as of December 31, 1994, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of December 31, 1994
are included herein.    In addition, unaudited financial statements of the
Variable Account as of June 30, 1995 are included herein.

                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                          June 30, 1995 (unaudited)


                                          ALLIANZ LIFE VARIABLE ACCOUNT B
                                                         of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Assets and Liabilities

                                             June 30, 1995 (unaudited)

                                                   (In thousands)

                                                                                                  U.S.
                                          Money    Growth and  Precious   High    Real Estate  Government   Utility
                                          Market     Income     Metals   Income   Securities   Securities   Equity
                                           Fund       Fund       Fund     Fund       Fund         Fund       Fund
                                         --------  ----------  --------  -------  -----------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 415,389 shares,
   cost $415,389                         $415,389           -         -        -            -           -          -
Growth and Income Fund, 40,611 shares,
   cost $531,696                                -     603,485         -        -            -           -          -
Precious Metals Fund, 8,034 shares,
   cost $109,500                                -           -   111,598        -            -           -          -
High Income Fund, 22,888 shares,
   cost $285,054                                -           -         -  295,943            -           -          -
Real Estate Securities Fund, 11,758
   shares, cost $176,121                        -           -         -        -      181,420           -          -
U.S. Government Securities Fund,
   42,308 shares, cost $547,411                 -           -         -        -            -     557,622          -
Utility Equity Fund, 76,321 shares,
   cost $1,191,565                              -           -         -        -            -           -  1,172,296
                                         --------  ----------  --------  -------  -----------  ----------  ---------

  Total assets                            415,389     603,485   111,598  295,943      181,420     557,622  1,172,296
                                         --------  ----------  --------  -------  -----------  ----------  ---------

Liabilities:

Accrued mortality and expense
   risk charges                               301         316        66      166          105         311        638
Accrued administrative charges                 36          38         8       20           13          37         77
                                         --------  ----------  --------  -------  -----------  ----------  ---------

  Total liabilities                           337         354        74      186          118         348        715
                                         --------  ----------  --------  -------  -----------  ----------  ---------

Net Assets                                415,052     603,131   111,524  295,757      181,302     557,274  1,171,581
                                         ========  ==========  ========  =======  ===========  ==========  =========

Contract Owners Equity:

Contracts in accumulation
   period (note 6)                        415,007     602,748   111,524  295,757      181,302     557,274  1,171,106
Contracts in annuity payment
   period (note 2)                             45         383         -        -            -           -        475
                                         --------  ----------  --------  -------  -----------  ----------  ---------

  Total contract owner's equity          $415,052     603,131   111,524  295,757      181,302     557,274  1,171,581
                                         ========  ==========  ========  =======  ===========  ==========  =========


See accompanying notes to unaudited financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                     of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Statements of Assets and Liabilities (Continued)

                                          June 30, 1995 (unaudited)

                                               (In thousands)

                                            Zero     Zero    Zero    Zero             Investment
                                           Coupon   Coupon  Coupon  Coupon  Global      Grade        Income
                                           Fund -   Fund -  Fund -  Fund -  Income   Intermediate  Securities
                                            1995     2000    2005    2010    Fund     Bond Fund       Fund
                                           -------  ------  ------  ------  -------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 3,597 shares,
   cost $42,853                            $42,117       -       -       -        -             -           -
Zero Coupon Fund - 2000, 6,658 shares,
   cost $91,320                                  -  98,743       -       -        -             -           -
Zero Coupon Fund - 2005, 3,937 shares,
   cost $56,006                                  -       -  61,935       -        -             -           -
Zero Coupon Fund - 2010, 3,976 shares,
   cost $55,953                                  -       -       -  62,220        -             -           -
Global Income Fund, 17,884 shares,
   cost $227,698                                 -       -       -       -  226,768             -           -
Investment Grade Intermediate Bond Fund,
   10,955 shares, cost $144,592                  -       -       -       -        -       148,114           -
Income Securities Fund, 70,594 shares,
   cost $1,037,100                               -       -       -       -        -             -   1,064,559
                                           -------  ------  ------  ------  -------  ------------  ----------

  Total assets                              42,117  98,743  61,935  62,220  226,768       148,114   1,064,559
                                           -------  ------  ------  ------  -------  ------------  ----------

Liabilities:

Accrued mortality and expense
   risk charges                                 28      59      38      38      130            86         579
Accrued administrative charges                   3       7       5       5       16            10          69
                                           -------  ------  ------  ------  -------  ------------  ----------

  Total liabilities                             31      66      43      43      146            96         648
                                           -------  ------  ------  ------  -------  ------------  ----------

Net Assets                                  42,086  98,677  61,892  62,177  226,622       148,018   1,063,911
                                           =======  ======  ======  ======  =======  ============  ==========

Contract Owners Equity:

Contracts in accumulation
   period (note 6)                          42,086  98,677  61,892  62,177  226,622       148,018   1,063,210
Contracts in annuity payment
   period (note 2)                               -       -       -       -        -             -         701
                                           -------  ------  ------  ------  -------  ------------  ----------

  Total contract owner's equity            $42,086  98,677  61,892  62,177  226,622       148,018   1,063,911
                                           =======  ======  ======  ======  =======  ============  ==========


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Assets and Liabilities (Continued)

                                                   June 30, 1995 (unaudited)

                                                         (In thousands)

                                                                                    Templeton              Templeton
                                  Adjustable   Templeton               Templeton    Developing  Templeton    Global
                                     U.S.       Pacific    Rising    International   Markets     Global      Asset       Total
                                  Government    Growth    Dividends     Equity        Equity     Growth    Allocation     All
                                     Fund        Fund       Fund         Fund          Fund       Fund        Fund       Funds
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government
   Fund, 18,145 shares,
   cost $196,928                  $   188,344          -          -              -           -          -           -
Templeton Pacific Growth Fund,
   24,484 shares, cost $324,914             -    322,940          -              -           -          -           -
Rising Dividends Fund, 31,204
   shares, cost $328,218                    -          -    346,362              -           -          -           -
Templeton International Equity
   Fund, 59,256 shares,
   cost $732,004                            -          -          -        768,548           -          -           -
Templeton Developing Markets
   Equity Fund, 12,747 shares,
   cost $127,301                            -          -          -              -     125,050          -           -
Templeton Global Growth Fund,
  21,285 shares, cost $224,327             -          -          -              -           -    237,751           -
Templeton Global Asset
   Allocation Fund,
   399 shares,cost $4,011                   -          -          -              -           -          -       4,038
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------

  Total assets                        188,344    322,940    346,362        768,548     125,050    237,751       4,038  7,035,242
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------



Liabilities:

Accrued mortality and expense
   risk charges                           107        170        191            454          47        122           9      3,961
Accrued administrative charges             13         20         23             54           6         15           1        476
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

  Total liabilities                       120        190        214            508          53        137          10      4,437
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

Net Assets                            188,224    322,750    346,148        768,040     124,997    237,614       4,028  7,030,805
                                  ===========  =========  =========  =============  ==========  =========  ==========  =========

Contract Owners Equity:

Contracts in accumulation
   period (note 6)                    188,224    322,458    345,792        767,989     124,552    237,091       4,028  7,027,534
Contracts in annuity payment
   period (note 2)                          -        292        356             51         445        523           -      3,271
                                  -----------  ---------  ---------  -------------  ----------  ---------  ----------  ---------

  Total contract owner's equity   $   188,224    322,750    346,148        768,040     124,997    237,614       4,028  7,030,805
                                  ===========  =========  =========  =============  ==========  =========  ==========  =========


See accompanying notes to unaudited financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                Statements of Operations

                                     For the period ended June 30, 1995 (unaudited)

                                                     (In thousands)

                                                         Growth                           Real         U.S.
                                              Money       and     Precious     High      Estate     Government   Utility
                                              Market     Income    Metals     Income   Securities   Securities    Equity
                                               Fund       Fund      Fund       Fund       Fund         Fund        Fund
                                            ----------  --------  ---------  --------  -----------  -----------  --------
Investment Income:
Dividends reinvested in fund shares         $  12,431     7,314      1,546    19,247        5,958       37,956    65,100
                                            ----------  --------  ---------  --------  -----------  -----------  --------

Expenses:
Mortality and expense risk charges              2,746     3,313        680     1,675        1,110        3,358     7,089
Administrative charges                            329       398         82       201          133          403       851
                                            ----------  --------  ---------  --------  -----------  -----------  --------

   Total expenses                               3,075     3,711        762     1,876        1,243        3,761     7,940
                                            ----------  --------  ---------  --------  -----------  -----------  --------

   Investment income (loss), net                9,356     3,603        784    17,371        4,715       34,195    57,160

Realized gains (losses) and unrealized
   appreciation (depreciation)
   on investments:
Realized capital gain distributions                 -    15,921      1,145         -            -            -         -
                                            ----------  --------  ---------  --------  -----------  -----------  --------
   on mutual funds
Realized gains (losses) on
   sales of investments:
     Proceeds from sales                      211,549    22,810     35,170    21,592       18,078       39,330    63,393
     Cost of investments sold                (211,549)  (20,328)   (34,901)  (19,993)     (17,790)     (38,151)  (64,295)
                                            ----------  --------  ---------  --------  -----------  -----------  --------
     Total realized gains (losses) on
      sales of investments, net                     -     2,482        269     1,599          288        1,179      (902)
                                            ----------  --------  ---------  --------  -----------  -----------  --------

     Realized gains (losses)
       on investments, net                          -    18,403      1,414     1,599          288        1,179      (902)

Net change in unrealized
     appreciation (depreciation)
     on investments                                 -    48,514     (2,626)   12,277          986       23,345    70,115
                                            ----------  --------  ---------  --------  -----------  -----------  --------

Total realized gains (losses) and
    unrealized appreciation (depreciation)
    on investments, net                             -    66,917     (1,212)   13,876        1,274       24,524    69,213
                                            ----------  --------  ---------  --------  -----------  -----------  --------

Net increase (decrease)
     in net assets from operations          $   9,356    70,520       (428)   31,247        5,989       58,719   126,373
                                            ==========  ========  =========  ========  ===========  ===========  ========


See accompanying notes to unaudited financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                          of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Operations (Continued)

                                    For the period ended June 30, 1995 (unaudited)

                                                    (In thousands)

                                               Zero     Zero     Zero      Zero               Investment
                                              Coupon   Coupon   Coupon    Coupon    Global       Grade        Income
                                              Fund -   Fund -   Fund -    Fund -    Income   Intermediate   Securities
                                               1995     2000     2005      2010      Fund      Bond Fund       Fund
                                             --------  -------  -------  --------  --------  -------------  -----------
Investment Income:
Dividends reinvested in fund shares          $ 2,930    4,248    2,593     1,881     8,424          5,974       58,967
                                             --------  -------  -------  --------  --------  -------------  -----------

Expenses:
Mortality and expense risk charges               281      564      343       333     1,410            893        6,141
Administrative charges                            34       68       41        40       169            107          737
                                             --------  -------  -------  --------  --------  -------------  -----------

   Total expenses                                315      632      384       373     1,579          1,000        6,878
                                             --------  -------  -------  --------  --------  -------------  -----------

   Investment income (loss), net               2,615    3,616    2,209     1,508     6,845          4,974       52,089

Realized gains (losses) and
   unrealized appreciation (depreciation)
   on investments:
Realized capital gain distributions               14        -        -         -         -              -        4,746
                                             --------  -------  -------  --------  --------  -------------  -----------
   on mutual funds
Realized gains (losses)
   on sales of investments:
     Proceeds from sales                      10,250    6,716    3,750    16,583    26,611          7,603       26,978
     Cost of investments sold                 (9,888)  (6,065)  (3,455)  (15,250)  (27,220)        (7,350)     (26,746)
                                             --------  -------  -------  --------  --------  -------------  -----------
     Total realized gains (losses) on
      sales of investments, net                  362      651      295     1,333      (609)           253          232
                                             --------  -------  -------  --------  --------  -------------  -----------

     Realized gains (losses)
       on investments, net                       376      651      295     1,333      (609)           253        4,978

Net change in unrealized appreciation
(depreciation) on investments                 (1,333)   6,761    6,818     8,077     9,499          1,874       48,953
                                             --------  -------  -------  --------  --------  -------------  -----------

Total realized gains (losses) and
     unrealized appreciation (depreciation)
     on investments, net                        (957)   7,412    7,113     9,410     8,890          2,127       53,931
                                             --------  -------  -------  --------  --------  -------------  -----------

Net increase (decrease) in
     net assets from operations              $ 1,658   11,028    9,322    10,918    15,735          7,101      106,020
                                             ========  =======  =======  ========  ========  =============  ===========


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                         For the period ended June 30, 1995 (unaudited)

                                                         (In thousands)

                                                                                             Templeton                Templeton
                                       Adjustable   Templeton                 Templeton     Developing   Templeton     Global
                                          U.S.       Pacific      Rising    International     Markets      Global       Asset
                                       Government     Growth    Dividends       Equity        Equity       Growth    Allocation
                                          Fund         Fund        Fund          Fund          Fund         Fund        Fund
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------
Investment Income:
Dividends reinvested in fund shares   $    12,390       6,144       7,357          12,759          465       1,261            -
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

Expenses:
Mortality and expense risk charges          1,248       2,053       1,955           4,579          624       1,167            9
Administrative charges                        150         246         235             549           75         140            1
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

   Total expenses                           1,398       2,299       2,190           5,128          699       1,307           10
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

   Investment income (loss), net           10,992       3,845       5,167           7,631         (234)        (46)         (10)

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds                -       2,555           -          15,808          109           -            -
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------
Realized gains (losses)
   on sales of investments:
     Proceeds from sales                   54,158      81,608       7,738          53,818        6,086       2,426            -
     Cost of investments sold             (54,610)    (82,256)     (7,812)        (52,646)      (6,425)     (2,397)           -
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------
     Total realized gains (losses)
      on sales of investments, net           (452)       (648)        (74)          1,172         (339)         29            -
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

     Realized gains (losses)
        on investments, net                  (452)      1,907         (74)         16,980         (230)         29            -

Net change in unrealized
    appreciation (depreciation)
    on investments                         (1,121)       (631)     32,488          24,944        4,137      13,067           27
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

Total realized gains (losses)
   and unrealized appreciation
   (depreciation) on
   investments, net                        (1,573)      1,276      32,414          41,924        3,907      13,096           27
                                      ------------  ----------  ----------  --------------  -----------  ----------  -----------

Net increase (decrease) in
   net assets from operations         $     9,419       5,121      37,581          49,555        3,673      13,050           17
                                      ============  ==========  ==========  ==============  ===========  ==========  ===========




                                        Total
                                         All
                                        Funds
                                      ---------
Investment Income:
Dividends reinvested in fund shares    274,945
                                      ---------

Expenses:
Mortality and expense risk charges      41,571
Administrative charges                   4,989
                                      ---------

   Total expenses                       46,560
                                      ---------

   Investment income (loss), net       228,385

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds        40,298
                                      ---------


Realized gains (losses)
   on sales of investments:
     Proceeds from sales               716,247
     Cost of investments sold         (709,127)
                                      ---------
     Total realized gains (losses)
      on sales of investments, net       7,120
                                      ---------

     Realized gains (losses)
        on investments, net             47,418

Net change in unrealized
    appreciation (depreciation)
    on investments                     306,171
                                      ---------

Total realized gains (losses)
   and unrealized appreciation
   (depreciation) on
   investments, net                    353,589
                                      ---------

Net increase (decrease) in
   net assets from operations          581,974
                                      =========


See accompanying notes to unaudited financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Changes in Net Assets

                                For the periods ended June 30, 1995 and 1994 (unaudited)

                                                     (In thousands)

                                             Money Market     Fund    Growth and   Income Fund   Precious   Metals Fund
                                            --------------  --------  -----------  ------------  ---------  ------------
                                                 1995         1994       1995          1994        1995         1994
                                            --------------  --------  -----------  ------------  ---------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net               $       9,356     2,297        3,603          (138)       784           (13)
Realized gains (losses)
   on investments, net                                  -         -       18,403         7,195      1,414         1,150
Net change in unrealized appreciation
(depreciation) on investments                           -         -       48,514       (29,738)    (2,626)       (7,177)
                                            --------------  --------  -----------  ------------  ---------  ------------

  Net increase (decrease) in net assets
      from operations                               9,356     2,297       70,520       (22,681)      (428)       (6,040)
                                            --------------  --------  -----------  ------------  ---------  ------------
Contract transactions:
Purchase payments                                  93,045   208,236       38,720        84,755      5,515        26,009
Transfers between funds                          (107,153)  127,258       56,617        24,393     (3,012)        9,922
Surrenders and terminations                       (66,274)  (21,599)     (33,681)      (12,659)    (6,186)       (1,596)
Rescissions                                        (1,569)   (4,156)      (1,014)       (1,092)      (211)         (211)
Other transactions (note 2)                           408        51          196            23         18            (1)
                                            --------------  --------  -----------  ------------  ---------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions         (81,543)  309,790       60,838        95,420     (3,876)       34,123
                                            --------------  --------  -----------  ------------  ---------  ------------

Increase (decrease) in net assets                 (72,187)  312,087      131,358        72,739     (4,304)       28,083
                                            --------------  --------  -----------  ------------  ---------  ------------

Net assets at beginning of period                 487,239   123,639      471,773       338,082    115,828        67,770
                                            --------------  --------  -----------  ------------  ---------  ------------

Net assets at end of period                 $     415,052   435,726      603,131       410,821    111,524        95,853
                                            ==============  ========  ===========  ============  =========  ============


                                            High Income     Fund
                                            ------------  --------
                                                1995        1994
                                            ------------  --------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                    17,371     8,094
Realized gains (losses)
   on investments, net                            1,599     2,920
Net change in unrealized appreciation
(depreciation) on investments                    12,277   (19,395)
                                            ------------  --------

  Net increase (decrease) in net assets
      from operations                            31,247    (8,381)
                                            ------------  --------
Contract transactions:
Purchase payments                                20,870    53,756
Transfers between funds                          33,534   (13,259)
Surrenders and terminations                     (18,143)   (6,461)
Rescissions                                        (822)     (565)
Other transactions (note 2)                          45         8
                                            ------------  --------

  Net increase (decrease) in net assets
     resulting from contract transactions        35,484    33,479
                                            ------------  --------

Increase (decrease) in net assets                66,731    25,098
                                            ------------  --------

Net assets at beginning of period               229,026   178,627
                                            ------------  --------

Net assets at end of period                     295,757   203,725
                                            ============  ========


See accompanying notes to unaudited financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT B
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                      Statements of Changes in Net Assets (Continued)

                                 For the periods ended June 30, 1995 and 1994 (unaudited)

                                                      (In thousands)

                                             Real Estate   Securities Fund   U.S. Government   Securities Fund    Utility
                                            -------------  ----------------  ----------------  ----------------  ----------
                                                1995             1994              1995              1994           1995
                                            -------------  ----------------  ----------------  ----------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net               $      4,715               845            34,195            24,045      57,160
Realized gains (losses)
   on investments, net                               288               265             1,179             3,527        (902)
Net change in unrealized appreciation
(depreciation) on investments                        986                67            23,345           (65,312)     70,115
                                            -------------  ----------------  ----------------  ----------------  ----------

  Net increase (decrease) in net assets
      from operations                              5,989             1,177            58,719           (37,740)    126,373
                                            -------------  ----------------  ----------------  ----------------  ----------
Contract transactions:
Purchase payments                                 10,942            46,279            20,853            82,493      37,040
Transfers between funds                           (8,300)           34,800            14,023           (61,691)     18,454
Surrenders and terminations                       (8,850)           (2,520)          (40,155)          (24,545)    (68,216)
Rescissions                                         (181)             (292)             (917)           (2,604)     (1,162)
Other transactions (note 2)                          103                 4               (86)               41         561
                                            -------------  ----------------  ----------------  ----------------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions         (6,286)           78,271            (6,282)           (6,306)    (13,323)
                                            -------------  ----------------  ----------------  ----------------  ----------

Increase (decrease) in net assets                   (297)           79,448            52,437           (44,046)    113,050
                                            -------------  ----------------  ----------------  ----------------  ----------

Net assets at beginning of period                181,599            85,896           504,837           593,842   1,058,531
                                            -------------  ----------------  ----------------  ----------------  ----------

Net assets at end of period                 $    181,302           165,344           557,274           549,796   1,171,581
                                            =============  ================  ================  ================  ==========


                                            Equity Fund
                                            ------------
                                                1994
                                            ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                    39,233
Realized gains (losses)
   on investments, net                            7,898
Net change in unrealized appreciation
(depreciation) on investments                  (281,192)
                                            ------------

  Net increase (decrease) in net assets
      from operations                          (234,061)
                                            ------------
Contract transactions:
Purchase payments                               158,186
Transfers between funds                        (244,657)
Surrenders and terminations                     (41,052)
Rescissions                                      (2,822)
Other transactions (note 2)                        (252)
                                            ------------

  Net increase (decrease) in net assets
     resulting from contract transactions      (130,597)
                                            ------------

Increase (decrease) in net assets              (364,658)
                                            ------------

Net assets at beginning of period             1,458,533
                                            ------------

Net assets at end of period                   1,093,875
                                            ============


See accompanying notes to unaudited financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT B
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   Statements of Changes in Net Assets (Continued)

                              For the periods ended June 30, 1995 and 1994 (unaudited)

                                                   (In thousands)

                                         Zero Coupon   Fund-1995   Zero Coupon   Fund-2000   Zero Coupon   Fund-2005
                                        -------------  ----------  ------------  ----------  ------------  ----------
                                            1995          1994         1995         1994         1995         1994
                                        -------------  ----------  ------------  ----------  ------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net           $      2,615       2,340         3,616       2,681         2,209       1,320
Realized gains (losses)
   on investments, net                           376         553           651         764           295         706
Net change in unrealized appreciation
(depreciation) on investments                 (1,333)     (3,478)        6,761      (8,072)        6,818      (6,204)
                                        -------------  ----------  ------------  ----------  ------------  ----------

   Net increase (decrease) in net
      assets from operations                   1,658        (585)       11,028      (4,627)        9,322      (4,178)
                                        -------------  ----------  ------------  ----------  ------------  ----------
Contract transactions:
Purchase payments                              1,264       2,588         9,882      13,398         6,791      10,167
Transfers between funds                        1,303       1,128         6,290      (2,303)        3,359      (2,515)
Surrenders and terminations                   (8,146)     (1,500)       (4,430)     (1,995)       (2,200)     (1,096)
Rescissions                                      (41)        (11)         (216)       (133)         (137)       (246)
Other transactions (note 2)                      107          (3)          (17)        (15)            1          (8)
                                        -------------  ----------  ------------  ----------  ------------  ----------

  Net increase (decrease) in
     net assets resulting
     from contract transactions               (5,513)      2,202        11,509       8,952         7,814       6,302
                                        -------------  ----------  ------------  ----------  ------------  ----------

Increase (decrease) in net assets             (3,855)      1,617        22,537       4,325        17,136       2,124
                                        -------------  ----------  ------------  ----------  ------------  ----------

Net assets at beginning of period             45,941      44,771        76,140      63,301        44,756      36,469
                                        -------------  ----------  ------------  ----------  ------------  ----------

Net assets at end of period             $     42,086      46,388        98,677      67,626        61,892      38,593
                                        =============  ==========  ============  ==========  ============  ==========


                                        Zero Coupon   Fund-2010
                                        ------------  ----------
                                            1995         1994
                                        ------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 1,508         933
Realized gains (losses)
   on investments, net                        1,333         559
Net change in unrealized appreciation
(depreciation) on investments                 8,077      (5,133)
                                        ------------  ----------

   Net increase (decrease) in net
      assets from operations                 10,918      (3,641)
                                        ------------  ----------
Contract transactions:
Purchase payments                             5,479       4,962
Transfers between funds                       7,576          54
Surrenders and terminations                  (2,777)     (1,194)
Rescissions                                    (323)        (35)
Other transactions (note 2)                      49          (4)
                                        ------------  ----------

  Net increase (decrease) in
     net assets resulting
     from contract transactions              10,004       3,783
                                        ------------  ----------

Increase (decrease) in net assets            20,922         142
                                        ------------  ----------

Net assets at beginning of period            41,255      25,489
                                        ------------  ----------

Net assets at end of period                  62,177      25,631
                                        ============  ==========


See accompanying notes to unaudited financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT B
                                                         of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  Statements of Changes in Net Assets (Continued)

                              For the periods ended June 30, 1995 and 1994 (unaudited)

                                                   (In thousands)

                                      Global    Income Fund   Investment Grade   Intermediate Bond Fund     Income
                                     ---------  ------------  -----------------  -----------------------  ----------
                                       1995         1994            1995                  1994               1995
                                     ---------  ------------  -----------------  -----------------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net        $  6,845         4,718              4,974                    2,693      52,089
Realized gains (losses)
   on investments, net                   (609)        2,556                253                      634       4,978
Net change in unrealized
   appreciation (depreciation)
   on investments                       9,499       (27,015)             1,874                   (5,362)     48,953
                                     ---------  ------------  -----------------  -----------------------  ----------

  Net increase (decrease) in
     net assets from operations        15,735       (19,741)             7,101                   (2,035)    106,020
                                     ---------  ------------  -----------------  -----------------------  ----------
Contract transactions:
Purchase payments                       6,804        65,081              8,157                   29,237      65,659
Transfers between funds               (12,429)        9,885              2,531                   (3,068)     27,627
Surrenders and terminations           (14,558)       (6,559)            (8,938)                  (3,353)    (61,711)
Rescissions                              (263)       (1,008)              (189)                    (375)     (1,756)
Other transactions (note 2)               (35)           (1)                31                      (11)        729
                                     ---------  ------------  -----------------  -----------------------  ----------

  Net increase (decrease) in
     net assets resulting from
     contract transactions            (20,481)       67,398              1,592                   22,430      30,548
                                     ---------  ------------  -----------------  -----------------------  ----------

Increase (decrease) in net assets      (4,746)       47,657              8,693                   20,395     136,568
                                     ---------  ------------  -----------------  -----------------------  ----------


Net assets at beginning of period     231,368       191,246            139,325                  110,466     927,343
                                     ---------  ------------  -----------------  -----------------------  ----------

Net assets at end of period          $226,622       238,903            148,018                  130,861   1,063,911
                                     =========  ============  =================  =======================  ==========


                                     Securities Fund
                                     ----------------
                                           1994
                                     ----------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 19,888
Realized gains (losses)
   on investments, net                         4,562
Net change in unrealized
   appreciation (depreciation)
   on investments                            (81,483)
                                     ----------------

  Net increase (decrease) in
     net assets from operations              (57,033)
                                     ----------------
Contract transactions:
Purchase payments                            243,562
Transfers between funds                       32,591
Surrenders and terminations                  (23,687)
Rescissions                                   (3,826)
Other transactions (note 2)                      (58)
                                     ----------------

  Net increase (decrease) in
     net assets resulting from
     contract transactions                   248,582
                                     ----------------

Increase (decrease) in net assets            191,549
                                     ----------------

Net assets at beginning of period            691,056
                                     ----------------

Net assets at end of period                  882,605
                                     ================

See accompanying notes to unaudited financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Changes in Net Assets (Continued)

                                    For the periods ended June 30, 1995 and 1994 (unaudited)

                                                         (In thousands)

                                               Adjustable     U.S.    Templeton   Pacific                              Templeton
                                               Government     Fund      Growth      Fund     Rising   Dividends Fund     Equity
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
                                                  1995        1994       1995       1994      1995         1994           1995
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $    10,992     9,941       3,845    (1,223)    5,167            2,705       7,631
Realized gains (losses) on investments, net          (452)      331       1,907     1,895       (74)            (428)     16,980
Net change in unrealized appreciation
(depreciation) on investments                      (1,121)  (12,515)       (631)  (21,024)   32,488          (18,241)     24,944
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

  Net increase (decrease) in net assets
      from operations                               9,419    (2,243)      5,121   (20,352)   37,581          (15,964)     49,555
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
Contract transactions:
Purchase payments                                  19,399    82,815      14,806   108,979    17,392           43,892      51,997
Transfers between funds                           (44,949)  (76,561)    (26,911)   34,934    24,881          (23,244)    (32,763)
Surrenders and terminations                       (14,959)  (13,410)    (18,171)   (5,663)  (14,529)          (6,897)    (34,873)
Rescissions                                          (737)     (921)       (740)   (1,453)     (409)            (297)     (1,362)
Other transactions (note 2)                             9        54         (10)       33        87              (43)        147
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions         (41,237)   (8,023)    (31,026)  136,830    27,422           13,411     (16,854)
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Increase (decrease) in net assets                 (31,818)  (10,266)    (25,905)  116,478    65,003           (2,553)     32,701
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Net assets at beginning of period                 220,042   281,061     348,655   202,676   281,145          271,147     735,339
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Net assets at end of period                   $   188,224   270,795     322,750   319,154   346,148          268,594     768,040
                                              ============  ========  ==========  ========  ========  ===============  ==========


                                              International
                                                   Fund
                                              --------------
                                                   1994
                                              --------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                        (1,778)
Realized gains (losses) on investments, net           4,684
Net change in unrealized appreciation
(depreciation) on investments                       (15,900)
                                              --------------

  Net increase (decrease) in net assets
      from operations                               (12,994)
                                              --------------
Contract transactions:
Purchase payments                                   201,003
Transfers between funds                             111,939
Surrenders and terminations                          (8,255)
Rescissions                                          (1,897)
Other transactions (note 2)                              59
                                              --------------

  Net increase (decrease) in net assets
     resulting from contract transactions           302,849
                                              --------------

Increase (decrease) in net assets                   289,855
                                              --------------

Net assets at beginning of period                   293,740
                                              --------------

Net assets at end of period                         583,595
                                              ==============


See accompanying notes to unaudited financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT B
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Changes in Net Assets (Continued)

                                   For the periods ended June 30, 1995 and 1994 (unaudited)

                                                        (In thousands)

                                         Templeton    Developing   Templeton   Global   Templeton       Global
                                          Markets    Equity Fund     Growth     Fund      Asset     Allocation Fund  Total All
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------
                                           1995          1994         1995      1994       1995          1994           1995
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                ($234)          (58)        (46)     (92)        (10)                -    228,385
Realized gains (losses)
   on investments, net                        (230)            -          29        1           -                 -     47,418
Net change in unrealized appreciation
(depreciation) on investments                4,137          (117)     13,067     (139)         27                 -    306,171
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------

  Net increase (decrease) in
    net assets from operations               3,673          (175)     13,050     (230)         17                 -    581,974
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------
Contract transactions:
Purchase payments                           21,837        15,650      57,067   20,836         600                 -    514,119
Transfers between funds                     10,797        15,930      25,599   24,464       2,926                 -          -
Investment by Allianz Life                       -             -           -      500         500                 -        500
Surrenders and terminations                 (3,099)         (136)     (6,323)    (233)        (15)                -   (436,234)
Rescissions                                   (668)          (59)     (1,179)     (87)          -                 -    (13,896)
Other transactions (note 2)                    (12)           (1)          7       (1)          -                 -      2,338
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------

  Net increase (decrease) in
   net assets resulting
   from contract transactions               28,855        31,384      75,171   45,479       4,011                 -     66,827
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------

Increase (decrease) in net assets           32,528        31,209      88,221   45,249       4,028                 -    648,801
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------

Net assets at beginning of period           92,469             -     149,393        -           -                 -  6,382,004
                                        -----------  ------------  ----------  -------  ----------  ---------------  ----------

Net assets at end of period             $  124,997        31,209     237,614   45,249       4,028                 -  7,030,805
                                        ===========  ============  ==========  =======  ==========  ===============  ==========


                                          Funds
                                        ----------
                                           1994
                                        ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net             118,431
Realized gains (losses)
   on investments, net                     39,772
Net change in unrealized appreciation
(depreciation) on investments            (607,430)
                                        ----------

  Net increase (decrease) in
    net assets from operations           (449,227)
                                        ----------
Contract transactions:
Purchase payments                       1,501,884
Transfers between funds                         -
Investment by Allianz Life                    500
Surrenders and terminations              (184,410)
Rescissions                               (22,090)
Other transactions (note 2)                  (125)
                                        ----------

  Net increase (decrease) in
   net assets resulting
   from contract transactions           1,295,759
                                        ----------

Increase (decrease) in net assets         846,532
                                        ----------

Net assets at beginning of period       5,057,811
                                        ----------

Net assets at end of period             5,904,343
                                        ==========

See accompanying notes to unaudited financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                          June 30, 1995 (unaudited)



 1.     ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

 2.     SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

 The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on March 15, 1994. The Templeton Global Asset Allocation Fund was added as an available investment option on May 1, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the periods ended June 30, 1995 and 1994 were $2,169,639 and $1,260,106, respectively.
These contract charges are reflected in the unaudited financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:



VALUEMARK II                   VALUEMARK III
--------------------           -------------------
 Years Since Payment  Charge   Years Since Payment  Charge
--------------------  -------  -------------------  -------

0-1                        5%                  0-1       6%
1-2                        5%                  1-2       5%
2-3                        4%                  2-3       4%
3-4                        3%                  3-4       3%
4-5                      1.5%                  4-5     1.5%
5+                         0                    5+       0


and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge.

For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered.

Total contingent deferred sales charges paid by the contract owners for the periods ended June 30, 1995 and 1994 were $6,597,070 and $3,056,630, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the periods ended June 30, 1995 and 1994 were $66,942 and $36,245, respectively. Transfer charges are reflected in the unaudited financial statements as other transactions.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

 3.     CAPITALIZATION

On January 5, 1994, $100 and $500,100 was provided by Allianz Life for the establishment of the Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, respectively. All investments were withdrawn by Allianz Life on August 29, 1994 at the then-current market value of $535,212.

On April 18, 1995, $500,000 was provided by Allianz Life for the establishment of the Templeton Global Asset Allocation Fund. On June 30, 1995, the market value of this investment was $506,500.


4.     INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1995 (in thousands):


Money Market Fund                         $139,590
Growth and Income Fund                     103,485
Precious Metals Fund                        33,284
High Income Fund                            74,611
Real Estate Securities Fund                 16,605
U.S. Government Securities Fund             67,547
Utility Equity Fund                        107,858
Zero Coupon Fund - 1995                      7,387

Zero Coupon Fund - 2000                     21,895
Zero Coupon Fund - 2005                     13,807
Zero Coupon Fund - 2010                     28,129
Global Income Fund                          13,097
Investment Grade Intermediate Bond Fund     14,250
Income Securities Fund                     114,924
Adjustable U.S. Government Fund             24,011
Templeton Pacific Growth Fund               57,140
Rising Dividends Fund                       40,515
Templeton International Equity Fund         60,839
Templeton Developing Markets Equity Fund    34,852
Templeton Global Growth Fund                77,671
Templeton Global Asset Allocation Fund       4,011



5.     FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

6.     CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA)
Transactions in units for each fund for the period ended June 30, 1995 and the year ended December 31, 1994 were as follows:

                                                 Growth                           Real         U.S.                   Zero
                                       Money      and     Precious     High      Estate     Government    Utility    Coupon
                                      Market     Income    Metals     Income   Securities   Securities     Equity    Fund -
                                       Fund       Fund      Fund       Fund       Fund         Fund         Fund      1995
                                     ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Accumulation units
  outstanding at
  December 31, 1993                    10,247    24,719      4,685    11,787        5,589       40,402      84,217    3,092
Contract transactions:
Purchase payments                      33,071     9,135      2,732     4,967        4,417        7,429      12,472      344
Transfers between funds                 2,902     4,379      1,303       422        2,206       (6,649)    (19,941)     224
Surrenders and terminations            (6,011)   (2,397)      (409)   (1,428)        (525)      (4,458)     (6,391)    (462)
Rescissions                              (792)     (137)       (26)      (75)         (41)        (239)       (264)      (2)

Other transactions                         20        (4)         -         6           (1)           5         (11)      (1)
                                     ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Net increase (decrease) in
accumulation units resulting
from contract transactions             29,190    10,976      3,600     3,892        6,056       (3,912)    (14,135)     103
                                     ---------  --------  ---------  --------  -----------  -----------  ----------  -------

Accumulation units
  outstanding at
  December 31, 1994                    39,437    35,695      8,285    15,679       11,645       36,490      70,082    3,195
                                     =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation unit value per
  unit at December 31, 1994          $ 12.354    13.215     13.979    14.608       15.594       13.835      15.104   14.380
                                     =========  ========  =========  ========  ===========  ===========  ==========  =======

Contract transactions (unaudited):
Purchase payments                       7,421     2,692        406     1,324          708        1,409       2,291       86
Transfers between funds                (8,574)    3,930       (266)    2,193         (542)         979       1,185       92
Surrenders and terminations            (5,313)   (2,377)      (455)   (1,161)        (572)      (2,743)     (4,250)    (556)
Rescissions                              (126)      (70)       (15)      (53)         (12)         (61)        (72)      (3)
Other transactions                         33        15          1         3            7           (6)         36        7
                                     ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Net increase (decrease) in
accumulation units resulting
from contract transactions             (6,559)    4,190       (329)    2,306         (411)        (422)       (810)    (374)
                                     ---------  --------  ---------  --------  -----------  -----------  ----------  -------

Accumulation units
  outstanding at
  June 30, 1995 (unaudited)            32,878    39,885      7,956    17,985       11,234       36,068      69,272    2,821
                                     =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation unit value per
  unit at June 30, 1995 (unaudited)  $ 12.622    15.112     14.016    16.444       16.139       15.451      16.906   14.915
                                     =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation net assets
  at June 30, 1995 (unaudited)       $415,007   602,748    111,524   295,757      181,302      557,274   1,171,106   42,086
                                     =========  ========  =========  ========  ===========  ===========  ==========  =======









                                      Zero     Zero     Zero
                                     Coupon   Coupon   Coupon
                                     Fund -   Fund -   Fund -
                                      2000     2005     2010
                                     -------  -------  -------
Accumulation units
  outstanding at
  December 31, 1993                   3,787    2,020    1,405
Contract transactions:
Purchase payments                     1,434      942      541
Transfers between funds                 114       (4)     864
Surrenders and terminations            (357)    (154)    (204)
Rescissions                             (24)     (18)     (17)
Other transactions                       (1)      (6)       -
                                     -------  -------  -------
Net increase (decrease) in
accumulation units resulting
from contract transactions            1,166      760    1,184
                                     -------  -------  -------

Accumulation units
  outstanding at
  December 31, 1994                   4,953    2,780    2,589
                                     =======  =======  =======

Accumulation unit value per
  unit at December 31, 1994          15.373   16.096   15.930
                                     =======  =======  =======

Contract transactions (unaudited):
Purchase payments                       607      393      320
Transfers between funds                 404      207      437
Surrenders and terminations            (268)    (125)    (157)
Rescissions                             (13)      (8)     (19)
Other transactions                       (1)       -        3
                                     -------  -------  -------
Net increase (decrease) in
accumulation units resulting
from contract transactions              729      467      584
                                     -------  -------  -------

Accumulation units
  outstanding at
  June 30, 1995 (unaudited)           5,682    3,247    3,173
                                     =======  =======  =======


Accumulation unit value per
  unit at June 30, 1995 (unaudited)  17.368   19.061   19.596
                                     =======  =======  =======

Accumulation net assets
  at June 30, 1995 (unaudited)       98,677   61,892   62,177
                                     =======  =======  =======



6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)


                                        Investment                 Adjustable   Templeton                 Templeton
                             Global        Grade        Income        U.S.       Pacific      Rising    International
                             Income    Intermediate   Securities   Government     Growth    Dividends       Equity
                              Fund       Bond Fund       Fund         Fund         Fund        Fund          Fund
                            ---------  -------------  -----------  -----------  ----------  ----------  --------------
Accumulation units
  outstanding at
  December 31, 1993           13,054          7,677       38,967       24,975      14,240      26,256          24,026
Contract transactions:
Purchase payments              5,526          2,779       19,487       10,678      10,676       6,295          23,800
Transfers between funds         (465)           (28)       2,539      (12,898)      3,849      (1,955)         15,240
Surrenders and
  terminations                (1,178)          (619)      (4,065)      (2,716)     (1,371)     (1,748)         (2,341)
Rescissions                      (92)           (37)        (364)        (184)       (164)        (83)           (268)
Other transactions                10              -            5           10           1          13               7
                            ---------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease)
 in accumulation units
 resulting from
 contract transactions         3,801          2,095       17,602       (5,110)     12,991       2,522          36,438
                            ---------  -------------  -----------  -----------  ----------  ----------  --------------

Accumulation units
 outstanding at
 December 31, 1994            16,855          9,772       56,569       19,865      27,231      28,778          60,464
                            =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value
 per unit at
 December 31, 1994          $ 13.726         14.257       16.392       11.077      12.802       9.769          12.161
                            =========  =============  ===========  ===========  ==========  ==========  ==============

Contract transactions
(unaudited):
Purchase payments                483            556        3,784        1,702       1,157       1,643           4,235
Transfers between funds         (895)           173        1,593       (3,973)     (2,113)      2,334          (2,704)
Investment by
  Allianz Life                     -              -            -            -           -           -               -
Surrenders and
  terminations                (1,033)          (613)      (3,607)      (1,318)     (1,441)     (1,390)         (2,842)
Rescissions                      (19)           (13)        (101)         (65)        (59)        (39)           (111)

Other transactions                (2)             2           45            1           -           9              12
                            ---------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease)
 in accumulation units
 resulting from
 contract transactions        (1,466)           105        1,714       (3,653)     (2,456)      2,557          (1,410)
                            ---------  -------------  -----------  -----------  ----------  ----------  --------------

Accumulation units
 outstanding at
 June 30, 1995 (unaudited)    15,389          9,877       58,283       16,212      24,775      31,335          59,054
                            =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value
 per unit at
 June 30, 1995 (unaudited)  $ 14.725         14.984       18.242       11.610      13.015      11.035          13.005
                            =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation net
 assets at
 June 30, 1995 (unaudited)  $226,622        148,018    1,063,210      188,224     322,458     345,792         767,989
                            =========  =============  ===========  ===========  ==========  ==========  ==============


                             Templeton                Templeton
                            Developing   Templeton     Global
                              Markets      Global       Asset       Total
                              Equity       Growth    Allocation      All
                               Fund         Fund        Fund        Funds
                            -----------  ----------  -----------  ----------
Accumulation units
  outstanding at
  December 31, 1993                  -           -            -     341,145
Contract transactions:
Purchase payments                5,673       8,665            -     171,063
Transfers between funds          4,296       6,300            -       2,698
Surrenders and
  terminations                    (146)       (215)           -     (37,195)
Rescissions                        (49)       (114)           -      (2,990)
Other transactions                   -           1            -          54
                            -----------  ----------  -----------  ----------
Net increase (decrease)
 in accumulation units
 resulting from
 contract transactions           9,774      14,637            -     133,630
                            -----------  ----------  -----------  ----------

Accumulation units
 outstanding at
 December 31, 1994               9,774      14,637            -     474,775
                            ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at
 December 31, 1994               9.454      10.201            -
                            ===========  ==========  ===========

Contract transactions
(unaudited):
Purchase payments                2,349       5,465           60      39,091
Transfers between funds          1,153       2,458          291      (1,638)
Investment by
  Allianz Life                       -           -           50          50
Surrenders and
  terminations                    (334)       (608)          (1)    (31,164)
Rescissions                        (72)       (112)           -      (1,043)
Other transactions                   -           2            -         167
                            -----------  ----------  -----------  ----------
Net increase (decrease)
 in accumulation units
 resulting from
 contract transactions           3,096       7,205          400       5,463
                            -----------  ----------  -----------  ----------

Accumulation units
 outstanding at
 June 30, 1995 (unaudited)      12,870      21,842          400     480,238
                            ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at
 June 30, 1995 (unaudited)       9.678      10.855       10.097
                            ===========  ==========  ===========

Accumulation net
 assets at
 June 30, 1995 (unaudited)     124,552     237,091        4,028   7,027,534
                            ===========  ==========  ===========  ==========


                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1994

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1994, the related statements of operations for the year ended December 31, 1994 and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1994. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1994, the results of their operations for the year ended December 31, 1994 and the changes in their net assets for each of the years in the two-year period ended December 31, 1994, in conformity with generally accepted accounting principles.



                                                KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 20, 1995


                                     ALLIANZ LIFE VARIABLE ACCOUNT B
                                                    of
                             ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   Statements of Assets and Liabilities

                                            December 31, 1994

                                              (In Thousands)

                                                                            Real        U.S.
                                    Money    Equity   Precious   High      Estate    Government   Utility
                                    Market   Growth    Metals   Income   Securities  Securities   Equity
                                     Fund     Fund      Fund     Fund       Fund        Fund       Fund
                                   --------  -------  --------  -------  ----------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund,
   487,348 shares, cost $487,348   $487,348        -         -        -           -           -          -
Equity Growth Fund,
   35,158 shares, cost $448,538           -  471,814         -        -           -           -          -
Precious Metals Fund,
   8,222 shares, cost $111,118            -        -   115,842        -           -           -          -
High Income Fund, 18,759 shares,
   cost $230,437                          -        -         -  229,049           -           -          -
Real Estate Securities Fund,
   11,863 shares, cost $177,305           -        -         -        -     181,618           -          -
U.S. Government Securities Fund,
   40,166 shares, cost $518,015           -        -         -        -           -     504,881          -
Utility Equity Fund, 73,413
   shares, cost $1,148,001                -        -         -        -           -           -  1,058,618
                                   --------  -------  --------  -------  ----------  ----------  ---------

  Total assets                      487,348  471,814   115,842  229,049     181,618     504,881  1,058,618
                                   --------  -------  --------  -------  ----------  ----------  ---------

Liabilities:

Accrued mortality and expense
   risk charges                          97       37        12       20          17          39         78
Accrued administrative charges           12        4         2        3           2           5          9
                                   --------  -------  --------  -------  ----------  ----------  ---------

  Total liabilities                     109       41        14       23          19          44         87
                                   --------  -------  --------  -------  ----------  ----------  ---------

Net Assets:

Contracts in accumulation
   period (note 6)                  487,204  471,693   115,828  229,026     181,599     504,837  1,058,511
Contracts in annuity payment
   period (note 2)                       35       80         -        -           -           -         20
                                   --------  -------  --------  -------  ----------  ----------  ---------

  Total net assets                 $487,239  471,773   115,828  229,026     181,599     504,837  1,058,531
                                   ========  =======  ========  =======  ==========  ==========  =========


See accompanying notes to financial statements.


                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                 of
                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                          Statements of Assets and Liabilities (Continued)

                                         December 31, 1994

                                           (In Thousands)

                                   Zero     Zero    Zero    Zero             Investment
                                  Coupon   Coupon  Coupon  Coupon  Global      Grade        Income
                                  Fund -   Fund -  Fund -  Fund -  Income   Intermediate  Securities
                                   1995     2000    2005    2010    Fund     Bond Fund       Fund
                                  -------  ------  ------  ------  -------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995,
   3,813 shares, cost $45,353     $45,950       -       -       -        -             -           -
Zero Coupon Fund - 2000,
   5,591 shares, cost $75,490           -  76,151       -       -        -             -           -
Zero Coupon Fund - 2005,
   3,253 shares, cost $45,654           -       -  44,765       -        -             -           -
Zero Coupon Fund - 2010,
   3,169 shares, cost $43,073           -       -       -  41,264        -             -           -
Global Income Fund,
   18,982 shares, cost $241,821         -       -       -       -  231,391             -           -
Investment Grade
   Intermediate Bond Fund,
   10,469 shares, cost $137,692         -       -       -       -        -       139,341           -
Income Securities Fund,
   64,810 shares, cost $948,922         -       -       -       -        -             -     927,428
                                  -------  ------  ------  ------  -------  ------------  ----------

  Total assets                     45,950  76,151  44,765  41,264  231,391       139,341     927,428
                                  -------  ------  ------  ------  -------  ------------  ----------

Liabilities:

Accrued mortality and expense
   risk charges                         8      10       8       8       20            14          76
Accrued administrative charges          1       1       1       1        3             2           9
                                  -------  ------  ------  ------  -------  ------------  ----------

  Total liabilities                     9      11       9       9       23            16          85
                                  -------  ------  ------  ------  -------  ------------  ----------

Net Assets:

Contracts in accumulation
   period (note 6)
                                   45,941  76,140  44,756  41,255  231,368       139,325     927,253
Contracts in annuity payment
   period (note 2)                      -       -       -       -        -             -          90
                                  -------  ------  ------  ------  -------  ------------  ----------

  Total net assets                $45,941  76,140  44,756  41,255  231,368       139,325     927,343
                                  =======  ======  ======  ======  =======  ============  ==========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT B
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  Statements of Assets and Liabilities (Continued)

                                                  December 31, 1994

                                                   (In Thousands)

                                                                                     Templeton
                                   Adjustable   Templeton               Templeton    Developing  Templeton
                                      U.S.       Pacific    Rising    International   Markets     Global      Total
                                   Government    Growth    Dividends     Equity        Equity     Growth       All
                                      Fund        Fund       Fund         Fund          Fund       Fund       Funds
                                   -----------  ---------  ---------  -------------  ----------  ---------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   20,899 shares, cost $227,528    $   220,064          -          -              -           -          -
Templeton Pacific Growth Fund,
   26,336 shares, cost $350,029              -    348,686          -              -           -          -
Rising Dividends Fund,
   28,202 shares, cost $295,515              -          -    281,172              -           -          -
Templeton International
   Equity Fund, 58,786 shares,
   cost $723,811                             -          -          -        735,411           -          -
Templeton Developing Markets
   Equity Fund, 9,674 shares,
   cost $98,874                              -          -          -              -      92,486          -
Templeton Global Growth Fund,
   14,257 shares, cost $149,053              -          -          -              -           -    149,410
                                   -----------  ---------  ---------  -------------  ----------  ---------

  Total assets                         220,064    348,686    281,172        735,411      92,486    149,410  6,382,689
                                   -----------  ---------  ---------  -------------  ----------  ---------  ---------

Liabilities:

Accrued mortality and expense
   risk charges                             20         28         24             64          15         15        610
Accrued administrative charges               2          3          3              8           2          2         75
                                   -----------  ---------  ---------  -------------  ----------  ---------  ---------

  Total liabilities                         22         31         27             72          17         17        685
                                   -----------  ---------  ---------  -------------  ----------  ---------  ---------

Net Assets:

Contracts in accumulation
   period (note 6)                     220,042    348,598    281,128        735,332      92,406    149,311  6,381,553
Contracts in annuity payment
   period (note 2)                           -         57         17              7          63         82        451
                                   -----------  ---------  ---------  -------------  ----------  ---------  ---------

  Total net assets                 $   220,042    348,655    281,145        735,339      92,469    149,393  6,382,004
                                   ===========  =========  =========  =============  ==========  =========  =========


See accompanying notes to financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                                        of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Statements of Operations

                                       For the year ended December 31, 1994

                                                  (In Thousands)

                                                                                  Real         U.S.
                                     Money      Equity   Precious     High       Estate     Government    Utility
                                     Market     Growth    Metals     Income    Securities   Securities    Equity
                                      Fund       Fund      Fund       Fund        Fund         Fund        Fund
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------
Investment Income:
Dividends reinvested in
   fund shares                     $  14,638     2,893        552      9,459        1,746       28,032     47,836
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

Expenses:
Mortality and expense
   risk charges                        4,534     5,225      1,201      2,560        1,878        6,862     14,527
Administrative charges                   544       627        144        307          225          823      1,743
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

   Total expenses                      5,078     5,852      1,345      2,867        2,103        7,685     16,270
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

   Investment income (loss), net       9,560    (2,959)      (793)     6,592         (357)      20,347     31,566

Realized gains (losses) and
   unrealized appreciation
(depreciation)on investments:
Realized capital gain
   distributions on mutual funds           -     5,956          -      1,286            -        2,196      8,479
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------
Realized gains (losses) on
   sales of investments:
    Proceeds from sales              317,558    31,239     43,462    101,761       17,373      100,459    278,974
    Cost of investments sold        (317,558)  (29,050)   (40,445)  (100,914)     (17,294)    (101,142)  (291,958)
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------


   Total realized gains (losses)
    on sales of investments, net           -     2,189      3,017        847           79         (683)   (12,984)
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

Realized gains (losses) on
   investments, net                        -     8,145      3,017      2,133           79        1,513     (4,505)

Net change in unrealized
   appreciation (depreciation)
   on investments                          -   (21,586)    (5,762)   (15,346)        (466)     (57,407)  (209,171)
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

   Total realized gains (losses)
    and unrealized appreciation
    depreciation) on
    (investments, net                      -   (13,441)    (2,745)   (13,213)        (387)     (55,894)  (213,676)
                                   ----------  --------  ---------  ---------  -----------  -----------  ---------

Net increase (decrease) in
   net assets from operations      $   9,560   (16,400)    (3,538)    (6,621)        (744)     (35,547)  (182,110)
                                   ==========  ========  =========  =========  ===========  ===========  =========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                     of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Operations (Continued)

                                    For the year ended December 31, 1994

                                               (In Thousands)

                                     Zero      Zero     Zero     Zero               Investment
                                    Coupon    Coupon   Coupon   Coupon    Global       Grade        Income
                                    Fund -    Fund -   Fund -   Fund -    Income   Intermediate   Securities
                                     1995      2000     2005     2010      Fund      Bond Fund       Fund
                                   ---------  -------  -------  -------  --------  -------------  -----------
Investment Income:
Dividends reinvested in
   fund shares                     $  2,684    3,176    1,569    1,127     6,330          3,642       26,183
                                   ---------  -------  -------  -------  --------  -------------  -----------

Expenses:
Mortality and expense
   risk charges                         568      848      484      349     2,933          1,615       10,870
Administrative charges                   68      102       58       42       352            194        1,304
                                   ---------  -------  -------  -------  --------  -------------  -----------

  Total expenses                        636      950      542      391     3,285          1,809       12,174
                                   ---------  -------  -------  -------  --------  -------------  -----------

   Investment income (loss), net      2,048    2,226    1,027      736     3,045          1,833       14,009

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds        110      452      490      547     2,610            562        3,920
                                   ---------  -------  -------  -------  --------  -------------  -----------
Realized gains (losses) on
   sales of investments:
    Proceeds from sales              12,290    4,866    4,709    8,890    33,342          7,212       58,236
    Cost of investments sold        (11,787)  (4,523)  (4,573)  (9,302)  (34,299)        (7,097)     (57,639)
                                   ---------  -------  -------  -------  --------  -------------  -----------


   Total realized gains (losses)
    on sales of investments, net        503      343      136     (412)     (957)           115          597
                                   ---------  -------  -------  -------  --------  -------------  -----------

Realized gains (losses) on
   investments, net                     613      795      626      135     1,653            677        4,517

Net change in unrealized
   appreciation (depreciation)
   on investments                    (2,957)  (8,436)  (5,757)  (3,733)  (20,889)        (3,562)     (86,577)
                                   ---------  -------  -------  -------  --------  -------------  -----------

   Total realized gains (losses)
    and unrealized appreciation
(depreciation) on
    investments, net                 (2,344)  (7,641)  (5,131)  (3,598)  (19,236)        (2,885)     (82,060)
                                   ---------  -------  -------  -------  --------  -------------  -----------

Net increase (decrease) in
   net assets from operations         ($296)  (5,415)  (4,104)  (2,862)  (16,191)        (1,052)     (68,051)
                                   =========  =======  =======  =======  ========  =============  ===========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT B
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                            Statements of Operations (Continued)

                                            For the year ended December 31, 1994

                                                       (In Thousands)

                                                                                          Templeton
                                    Adjustable   Templeton                 Templeton     Developing   Templeton
                                       U.S.       Pacific      Rising    International     Markets      Global       Total
                                    Government     Growth    Dividends       Equity        Equity       Growth        All
                                       Fund         Fund        Fund          Fund          Fund         Fund        Funds
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------
Investment Income:
Dividends reinvested in
   fund shares                     $    11,850         743       4,560           1,656            -           -      168,676
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

Expenses:
Mortality and expense
   risk charges                          3,255       3,939       3,405           7,518          484         725       73,780
Administrative charges                     391         473         409             902           58          87        8,853
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

   Total expenses                        3,646       4,412       3,814           8,420          542         812       82,633
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

Investment income (loss), net            8,204      (3,669)        746          (6,764)        (542)       (812)      86,043

Realized gains (losses) and
   unrealized appreciation
(depreciation) on investments:
Realized capital gain
   distributions on mutual funds             -       1,376           -           2,989            -           -       30,973
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------
Realized gains (losses) on
   sales of investments:
    Proceeds from sales                157,880      47,636      27,207          58,868        7,269         578    1,319,809
    Cost of investments sold          (160,190)    (46,471)    (28,244)        (55,696)      (7,346)       (563)  (1,326,091)
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

   Total realized gains (losses)
    on sales of investments, net        (2,310)      1,165      (1,037)          3,172          (77)         15       (6,282)
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

Realized gains (losses) on
   investments, net                     (2,310)      2,541      (1,037)          6,161          (77)         15       24,691

Net change in unrealized
   appreciation (depreciation)
   on investments                      (10,031)    (32,730)    (14,714)        (22,558)      (6,388)        356     (527,714)
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

   Total realized gains (losses)
    and unrealized appreciation
(depreciation) on
    investments, net                   (12,341)    (30,189)    (15,751)        (16,397)      (6,465)        371     (503,023)
                                   ------------  ----------  ----------  --------------  -----------  ----------  -----------

Net increase (decrease) in
   net assets from operations          ($4,137)    (33,858)    (15,005)        (23,161)      (7,007)       (441)    (416,980)
                                   ============  ==========  ==========  ==============  ===========  ==========  ===========


See accompanying notes to financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT B
                                                        of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Changes in Net Assets

                                  For the years ended December 31, 1994 and 1993

                                                  (In Thousands)

                                      Money               Equity             Precious              High
                                     Market      Fund     Growth     Fund     Metals     Fund     Income     Fund
                                    ---------  --------  --------  --------  ---------  -------  --------  --------
                                      1994       1993      1994      1993      1994      1993      1994      1993
                                    ---------  --------  --------  --------  ---------  -------  --------  --------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $  9,560     1,099    (2,959)   (1,563)      (793)    (238)    6,592     2,525
Realized gains (losses) on
   investments, net                        -         -     8,145     4,093      3,017    1,664     2,133     2,402
Net change in unrealized
   appreciation (depreciation)
   on investments                          -         -   (21,586)   21,847     (5,762)  11,900   (15,346)    9,807
                                    ---------  --------  --------  --------  ---------  -------  --------  --------

Net increase (decrease) in
   net assets from operations          9,560     1,099   (16,400)   24,377     (3,538)  13,326    (6,621)   14,734
                                    ---------  --------  --------  --------  ---------  -------  --------  --------
Contract transactions:
Purchase payments                    402,816   122,594   124,695   126,751     38,433   25,359    73,592    91,182
Transfers between funds               34,121   (68,315)   59,547   (12,991)    19,303   17,479     5,342    17,392
Surrenders and terminations          (73,487)  (12,526)  (32,245)  (14,558)    (5,784)  (1,627)  (20,894)   (7,065)
Rescissions                           (9,660)   (2,123)   (1,852)     (910)      (354)    (127)   (1,104)   (1,038)
Other transactions (note 2)              250       (34)      (54)     (146)        (2)     (14)       84       (40)
                                    ---------  --------  --------  --------  ---------  -------  --------  --------

Net increase (decrease) in
   net assets resulting from
   contract transactions             354,040    39,596   150,091    98,146     51,596   41,070    57,020   100,431
                                    ---------  --------  --------  --------  ---------  -------  --------  --------

Increase (decrease) in net assets    363,600    40,695   133,691   122,523     48,058   54,396    50,399   115,165
                                    ---------  --------  --------  --------  ---------  -------  --------  --------

Net assets at beginning of year      123,639    82,944   338,082   215,559     67,770   13,374   178,627    63,462
                                    ---------  --------  --------  --------  ---------  -------  --------  --------

Net assets at end of year           $487,239   123,639   471,773   338,082    115,828   67,770   229,026   178,627
                                    =========  ========  ========  ========  =========  =======  ========  ========


See accompanying notes to financial statements.


                                      ALLIANZ LIFE VARIABLE ACCOUNT B
                                                    of
                              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Statements of Changes in Net Assets (Continued)

                              For the years ended December 31, 1994 and 1993

                                              (In Thousands)

                                        Real      Estate      U.S.      Government    Utility
                                     Securities    Fund    Securities      Fund        Equity       Fund
                                    ------------  -------  -----------  -----------  ----------  ----------
                                        1994       1993       1994         1993         1994        1993
                                    ------------  -------  -----------  -----------  ----------  ----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net             ($357)    (183)      20,347        9,932      31,566       4,950
Realized gains (losses) on
   investments, net                          79      330        1,513        4,729      (4,505)        890
Net change in unrealized
   appreciation (depreciation)
   on investments                          (466)   3,404      (57,407)      17,192    (209,171)     49,240
                                    ------------  -------  -----------  -----------  ----------  ----------

Net increase (decrease) in
   net assets from operations              (744)   3,551      (35,547)      31,853    (182,110)     55,080
                                    ------------  -------  -----------  -----------  ----------  ----------
Contract transactions:
Purchase payments                        69,260   54,354      105,968      304,061     196,908     866,311
Transfers between funds                  35,863   16,570      (93,935)     (46,503)   (313,095)    (32,222)
Surrenders and terminations              (8,032)  (1,600)     (62,167)     (28,470)    (97,394)    (46,020)
Rescissions                                (635)    (745)      (3,388)      (7,299)     (4,132)     (9,935)
Other transactions (note 2)                  (9)     (16)          64         (191)       (179)       (484)
                                    ------------  -------  -----------  -----------  ----------  ----------

Net increase (decrease) in
   net assets resulting from
   contract transactions                 96,447   68,563      (53,458)     221,598    (217,892)    777,650
                                    ------------  -------  -----------  -----------  ----------  ----------

Increase (decrease) in net assets        95,703   72,114      (89,005)     253,451    (400,002)    832,730
                                    ------------  -------  -----------  -----------  ----------  ----------

Net assets at beginning of year          85,896   13,782      593,842      340,391   1,458,533     625,803
                                    ------------  -------  -----------  -----------  ----------  ----------

Net assets at end of year           $   181,599   85,896      504,837      593,842   1,058,531   1,458,533
                                    ============  =======  ===========  ===========  ==========  ==========


See accompanying notes to financial statements.


                                      ALLIANZ LIFE VARIABLE ACCOUNT B
                                                    of
                              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Statements of Changes in Net Assets (Continued)

                              For the years ended December 31, 1994 and 1993

                                              (In Thousands)

                                      Zero              Zero              Zero              Zero
                                     Coupon            Coupon            Coupon            Coupon
                                     Fund -    1995    Fund -    2000    Fund -    2005    Fund -    2010
                                    --------  -------  -------  -------  -------  -------  -------  -------
                                      1994     1993     1994     1993     1994     1993     1994     1993
                                    --------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $ 2,048    1,939    2,226    1,351    1,027      502      736      710
Realized gains (losses) on
   investments, net                     613    1,428      795    1,719      626      620      135    1,930
Net change in unrealized
   appreciation (depreciation)
   on investments                    (2,957)    (955)  (8,436)   3,716   (5,757)   3,070   (3,733)     563
                                    --------  -------  -------  -------  -------  -------  -------  -------

Net increase (decrease) in
   net assets from operations          (296)   2,412   (5,415)   6,786   (4,104)   4,192   (2,862)   3,203
                                    --------  -------  -------  -------  -------  -------  -------  -------
Contract transactions:
Purchase payments                     4,941   11,091   22,614   25,224   15,613   21,399    8,813   13,407
Transfers between funds               3,202   (3,600)   1,608   (6,729)    (294)  (4,253)  13,300   (1,871)
Surrenders and terminations          (6,634)  (4,254)  (5,586)  (3,819)  (2,526)    (988)  (3,226)  (1,480)
Rescissions                             (35)     (95)    (371)    (261)    (306)    (192)    (265)    (216)
Other transactions (note 2)              (8)     (19)     (11)     (24)     (96)     (10)       6      (10)
                                    --------  -------  -------  -------  -------  -------  -------  -------

Net increase (decrease)
   in net assets resulting from
   contract transactions              1,466    3,123   18,254   14,391   12,391   15,956   18,628    9,830
                                    --------  -------  -------  -------  -------  -------  -------  -------


Increase (decrease) in net assets     1,170    5,535   12,839   21,177    8,287   20,148   15,766   13,033
                                    --------  -------  -------  -------  -------  -------  -------  -------

Net assets at beginning of year      44,771   39,236   63,301   42,124   36,469   16,321   25,489   12,456
                                    --------  -------  -------  -------  -------  -------  -------  -------

Net assets at end of year           $45,941   44,771   76,140   63,301   44,756   36,469   41,255   25,489
                                    ========  =======  =======  =======  =======  =======  =======  =======


See accompanying notes to financial statements.


                                    ALLIANZ LIFE VARIABLE ACCOUNT B
                                                   of
                            ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                            Statements of Changes in Net Assets (Continued)

                             For the years ended December 31, 1994 and 1993

                                             (In Thousands)

                                     Global               Investment      Grade       Income
                                     Income      Fund    Intermediate   Bond Fund   Securites     Fund
                                    ---------  --------  -------------  ----------  ----------  --------
                                      1994       1993        1994          1993        1994       1993
                                    ---------  --------  -------------  ----------  ----------  --------
Increase (decrease) in net
   assets:
Operations:
Investment income (loss), net       $  3,045     2,093          1,833         678      14,009     1,869
Realized gains (losses) on
   investments, net                    1,653     1,282            677         518       4,517     1,722
Net change in unrealized
   appreciation (depreciation)
   on investments                    (20,889)   10,867         (3,562)      2,929     (86,577)   52,071
                                    ---------  --------  -------------  ----------  ----------  --------

Net increase (decrease) in
   net assets from operations        (16,191)   14,242         (1,052)      4,125     (68,051)   55,662
                                    ---------  --------  -------------  ----------  ----------  --------
Contract transactions:
Purchase payments                     78,997    80,340         39,681      63,463     334,009   393,144
Transfers between funds               (5,062)   33,135           (430)      1,932      44,929    91,338
Surrenders and terminations          (16,449)   (5,694)        (8,811)     (3,354)    (68,497)  (17,757)
Rescissions                           (1,310)     (586)          (527)       (481)     (6,184)   (4,000)
Other transactions (note 2)              137       (51)            (2)        (26)         81      (138)
                                    ---------  --------  -------------  ----------  ----------  --------

Net increase (decrease) in
   net assets resulting from
   contract transactions              56,313   107,144         29,911      61,534     304,338   462,587
                                    ---------  --------  -------------  ----------  ----------  --------

Increase (decrease) in net assets     40,122   121,386         28,859      65,659     236,287   518,249
                                    ---------  --------  -------------  ----------  ----------  --------

Net assets at beginning of year      191,246    69,860        110,466      44,807     691,056   172,807
                                    ---------  --------  -------------  ----------  ----------  --------

Net assets at end of year           $231,368   191,246        139,325     110,466     927,343   691,056
                                    =========  ========  =============  ==========  ==========  ========


See accompanying notes to financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT B
                                                        of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1994 and 1993

                                                  (In Thousands)

                                     Adjustable     U.S.     Templeton   Pacific     Rising              Templeton
                                     Government      Fund      Growth      Fund    Dividends     Fund      Equity
                                    ------------  ---------  ----------  --------  ----------  --------  ----------
                                        1994        1993        1994       1993       1994       1993       1994
                                    ------------  ---------  ----------  --------  ----------  --------  ----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $     8,204      6,641      (3,669)     (718)        746    (2,148)     (6,764)
Realized gains (losses) on
   investments, net                      (2,310)     2,400       2,541       100      (1,037)      102       6,161
Net change in unrealized
   appreciation (depreciation)
   on investments                       (10,031)    (3,822)    (32,730)   31,444     (14,714)   (3,957)    (22,558)
                                    ------------  ---------  ----------  --------  ----------  --------  ----------

Net increase (decrease) in
   net assets from operations            (4,137)     5,219     (33,858)   30,826     (15,005)   (6,003)    (23,161)
                                    ------------  ---------  ----------  --------  ----------  --------  ----------
Contract transactions:
Purchase payments                       119,427    210,848     145,620    98,961      62,677   199,641     301,166
Transfers between funds                (144,039)  (155,628)     54,656    69,963     (19,751)   (4,761)    196,400
Surrenders and terminations             (30,329)   (18,252)    (18,242)   (1,628)    (17,224)   (6,834)    (29,507)
Rescissions                              (2,051)    (1,904)     (2,213)     (643)       (821)   (1,830)     (3,386)
Other transactions (note 2)                 110        (97)         16       (12)        122       (61)         87
                                    ------------  ---------  ----------  --------  ----------  --------  ----------

Net increase (decrease) in
   net assets resulting from
   contract transactions                (56,882)    34,967     179,837   166,641      25,003   186,155     464,760
                                    ------------  ---------  ----------  --------  ----------  --------  ----------

Increase (decrease) in net assets       (61,019)    40,186     145,979   197,467       9,998   180,152     441,599
                                    ------------  ---------  ----------  --------  ----------  --------  ----------

Net assets at beginning of year         281,061    240,875     202,676     5,209     271,147    90,995     293,740
                                    ------------  ---------  ----------  --------  ----------  --------  ----------

Net assets at end of year           $   220,042    281,061     348,655   202,676     281,145   271,147     735,339
                                    ============  =========  ==========  ========  ==========  ========  ==========

                                    International
                                         Fund
                                    --------------
                                         1993
                                    --------------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net              (1,037)
Realized gains (losses) on
   investments, net                           165
Net change in unrealized
   appreciation (depreciation)
   on investments                          34,282
                                    --------------

Net increase (decrease) in
   net assets from operations              33,410
                                    --------------
Contract transactions:
Purchase payments                         162,170
Transfers between funds                    89,064
Surrenders and terminations                (2,514)
Rescissions                                (1,181)
Other transactions (note 2)                   (21)
                                    --------------

Net increase (decrease) in
   net assets resulting from
   contract transactions                  247,518
                                    --------------

Increase (decrease) in net assets         280,928
                                    --------------

Net assets at beginning of year            12,812
                                    --------------

Net assets at end of year                 293,740
                                    ==============

See accompanying notes to financial statements.


                                   ALLIANZ LIFE VARIABLE ACCOUNT B
                                                 of
                           ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                           Statements of Changes in Net Assets (Continued)

                           For the years ended December 31, 1994 and 1993

                                           (In Thousands)

                                     Templeton
                                     Developing   Markets  Templeton   Global    Total
                                       Equity      Fund      Growth     Fund      All        Funds
                                    ------------  -------  ----------  ------  ----------  ----------
                                        1994       1993       1994      1993      1994        1993
                                    ------------  -------  ----------  ------  ----------  ----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $      (542)        -       (812)       -     86,043      28,402
Realized gains (losses) on
   investments, net                         (77)        -         15        -     24,691      26,094
Net change in unrealized
   appreciation (depreciation)
   on investments                        (6,388)        -        356        -   (527,714)    243,598
                                    ------------  -------  ----------  ------  ----------  ----------

Net increase (decrease) in
   net assets from operations            (7,007)        -       (441)       -   (416,980)    298,094
                                    ------------  -------  ----------  ------  ----------  ----------
Contract transactions:
Purchase payments                        57,484         -     88,828        -  2,291,542   2,870,300
Transfers between funds                  43,967         -     64,368        -          -           -
Surrenders and terminations              (1,472)        -     (2,202)       -   (510,708)   (178,440)
Rescissions                                (501)        -     (1,166)       -    (40,261)    (33,566)
Other transactions (note 2)                  (2)        -          6        -        600      (1,394)
                                    ------------  -------  ----------  ------  ----------  ----------

Net increase (decrease) in
   net assets resulting from
   contract transactions                 99,476         -    149,834        -  1,741,173   2,656,900
                                    ------------  -------  ----------  ------  ----------  ----------

Increase (decrease) in net assets        92,469         -    149,393        -  1,324,193   2,954,994
                                    ------------  -------  ----------  ------  ----------  ----------

Net assets at beginning of year               -         -          -        -  5,057,811   2,102,817
                                    ------------  -------  ----------  ------  ----------  ----------

Net assets at end of year           $    92,469         -    149,393        -  6,382,004   5,057,811
                                    ============  =======  ==========  ======  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                      of
               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1994

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


 2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on March 15, 1994.

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1994 and 1993 were $3,070,519 and $1,437,136, respectively.
  These contract charges are reflected in the financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


VALUEMARK II                     VALUEMARK III
-------------------           -------------------
Years Since Payment  Charge   Years Since Payment  Charge
-------------------  -------  -------------------  -------
0-1                       5%                  0-1       6%
1-2                       5%                  1-2       5%
2-3                       4%                  2-3       4%
3-4                       3%                  3-4       3%
4-5                     1.5%                  4-5     1.5%
5+                        0                    5+       0


and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge.

For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered.

Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1994 and 1993 were $8,600,401 and $2,064,797, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1994 and 1993 were $88,989 and $36,967, respectively. Transfer charges are reflected in the financial statements as other transactions.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

 3.  CAPITALIZATION

On January 5, 1994, $100 and $500,100 was provided by Allianz Life for the establishment of the Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, respectively. All investments were withdrawn by Allianz Life on August 29, 1994 at the then-current market value of $535,212.

 4.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1994 (in thousands):


Money Market Fund                         $681,250
Equity Growth Fund                         184,352
Precious Metals Fund                        94,275
High Income Fund                           166,671
Real Estate Securities Fund                113,476
U.S. Government Securities Fund             69,564
Utility Equity Fund                        101,156
Zero Coupon Fund - 1995                     15,919
Zero Coupon Fund - 2000                     25,805
Zero Coupon Fund - 2005                     18,623
Zero Coupon Fund - 2010                     28,805
Global Income Fund                          95,324
Investment Grade Intermediate Bond Fund     39,528
Income Securities Fund                     380,559
Adjustable U.S. Government Fund            109,211
Templeton Pacific Growth Fund              225,199
Rising Dividends Fund                       52,970
Templeton International Equity Fund        519,911
Templeton Developing Markets Equity Fund   106,220
Templeton Global Growth Fund               149,616

 5.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

  6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA)
Transactions in units for each fund for the years ended December 31, 1994 and 1993 were as follows:


                                                                                Real         U.S.                   Zero
                                     Money     Equity   Precious     High      Estate     Government    Utility    Coupon
                                    Market     Growth    Metals     Income   Securities   Securities     Equity    Fund -
                                     Fund       Fund      Fund       Fund       Fund         Fund         Fund      1995
                                   ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Accumulation units outstanding at
   December 31, 1992                  6,951    17,144      1,419     4,780        1,052       25,054      39,387    2,871
Contract transactions:
Purchase payments                    10,209     9,802      2,010     6,363        3,591       21,055      49,976      781
Transfers between funds              (5,690)   (1,016)     1,404     1,213        1,102       (3,217)     (1,886)    (254)
Surrenders and terminations          (1,043)   (1,128)      (136)     (493)        (107)      (1,971)     (2,660)    (298)
Rescissions                            (177)      (71)       (11)      (72)         (49)        (506)       (572)      (7)
Other transactions                       (3)      (12)        (1)       (4)           -          (13)        (28)      (1)
                                   ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         3,296     7,575      3,266     7,007        4,537       15,348      44,830      221
                                   ---------  --------  ---------  --------  -----------  -----------  ----------  -------

Accumulation units outstanding at
   December 31, 1993                 10,247    24,719      4,685    11,787        5,589       40,402      84,217    3,092
                                   =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation unit value per unit
   at December 31, 1993            $ 12.066    13.677     14.464    15.155       15.369       14.698      17.319   14.480
                                   =========  ========  =========  ========  ===========  ===========  ==========  =======


Contract transactions:
Purchase payments                    33,071     9,135      2,732     4,967        4,417        7,429      12,472      344
Transfers between funds               2,902     4,379      1,303       422        2,206       (6,649)    (19,941)     224
Surrenders and terminations          (6,011)   (2,397)      (409)   (1,428)        (525)      (4,458)     (6,391)    (462)
Rescissions                            (792)     (137)       (26)      (75)         (41)        (239)       (264)      (2)
Other transactions                       20        (4)         -         6           (1)           5         (11)      (1)
                                   ---------  --------  ---------  --------  -----------  -----------  ----------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        29,190    10,976      3,600     3,892        6,056       (3,912)    (14,135)     103
                                   ---------  --------  ---------  --------  -----------  -----------  ----------  -------

Accumulation units outstanding at
   December 31, 1994                 39,437    35,695      8,285    15,679       11,645       36,490      70,082    3,195
                                   =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation unit value per unit
   at December 31, 1994            $ 12.354    13.215     13.979    14.608       15.594       13.835      15.104   14.380
                                   =========  ========  =========  ========  ===========  ===========  ==========  =======

Accumulation net assets at
    December 31, 1994              $487,204   471,693    115,828   229,026      181,599      504,837   1,058,511   45,941
                                   =========  ========  =========  ========  ===========  ===========  ==========  =======

                                    Zero     Zero
                                   Coupon   Coupon
                                   Fund -   Fund -
                                    2000     2005
                                   -------  -------
Accumulation units outstanding at
   December 31, 1992                2,886    1,090
Contract transactions:
Purchase payments                   1,565    1,240
Transfers between funds              (411)    (243)
Surrenders and terminations          (235)     (56)
Rescissions                           (17)     (11)
Other transactions                     (1)       -
                                   -------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         901      930
                                   -------  -------

Accumulation units outstanding at
   December 31, 1993                3,787    2,020
                                   =======  =======

Accumulation unit value per unit
   at December 31, 1993            16.717   18.050
                                   =======  =======

Contract transactions:
Purchase payments                   1,434      942
Transfers between funds               114       (4)
Surrenders and terminations          (357)    (154)
Rescissions                           (24)     (18)
Other transactions                     (1)      (6)
                                   -------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions       1,166      760
                                   -------  -------

Accumulation units outstanding at
   December 31, 1994                4,953    2,780
                                   =======  =======

Accumulation unit value per unit
   at December 31, 1994            15.373   16.096
                                   =======  =======

Accumulation net assets at
    December 31, 1994              76,140   44,756
                                   =======  =======

6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                     Zero               Investment                 Adjustable   Templeton
                                    Coupon    Global       Grade        Income        U.S.       Pacific      Rising
                                    Fund -    Income   Intermediate   Securities   Government     Growth    Dividends
                                     2010      Fund      Bond Fund       Fund         Fund         Fund        Fund
                                   --------  --------  -------------  -----------  -----------  ----------  ----------
Accumulation units outstanding at
   December 31, 1992                   849     5,487          3,333       11,397       21,858         534       8,388
Contract transactions:
Purchase payments                      757     5,699          4,473       23,392       18,818       8,165      19,202

Transfers between funds               (103)    2,322            143        5,478      (13,894)      5,729        (492)
Surrenders and terminations            (85)     (409)          (236)      (1,055)      (1,628)       (134)       (661)
Rescissions                            (12)      (42)           (34)        (237)        (170)        (53)       (176)
Other transactions                      (1)       (3)            (2)          (8)          (9)         (1)         (5)
                                   --------  --------  -------------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions          556     7,567          4,344       27,570        3,117      13,706      17,868
                                   --------  --------  -------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at
   December 31, 1993                 1,405    13,054          7,677       38,967       24,975      14,240      26,256
                                   ========  ========  =============  ===========  ===========  ==========  ==========

Accumulation unit value per unit
   at December 31, 1993            $18.144    14.650         14.389       17.734       11.254      14.233      10.327
                                   ========  ========  =============  ===========  ===========  ==========  ==========

Contract transactions:
Purchase payments                      541     5,526          2,779       19,487       10,678      10,676       6,295
Transfers between funds                864      (465)           (28)       2,539      (12,898)      3,849      (1,955)
Surrenders and terminations           (204)   (1,178)          (619)      (4,065)      (2,716)     (1,371)     (1,748)
Rescissions                            (17)      (92)           (37)        (364)        (184)       (164)        (83)
Other transactions                       -        10              -            5           10           1          13
                                   --------  --------  -------------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        1,184     3,801          2,095       17,602       (5,110)     12,991       2,522
                                   --------  --------  -------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at
   December 31, 1994                 2,589    16,855          9,772       56,569       19,865      27,231      28,778
                                   ========  ========  =============  ===========  ===========  ==========  ==========

Accumulation unit value per unit
   at December 31, 1994            $15.930    13.726         14.257       16.392       11.077      12.802       9.769
                                   ========  ========  =============  ===========  ===========  ==========  ==========

Accumulation net assets at
   December 31, 1994               $41,255   231,368        139,325      927,253      220,042     348,598     281,128
                                   ========  ========  =============  ===========  ===========  ==========  ==========







                                                    Templeton
                                     Templeton     Developing   Templeton
                                   International     Markets      Global
                                       Equity        Equity       Growth
                                        Fund          Fund         Fund
                                   --------------  -----------  ----------
Accumulation units outstanding at
   December 31, 1992                       1,329            -           -
Contract transactions:
Purchase payments                         14,864            -           -
Transfers between funds                    8,173            -           -
Surrenders and terminations                 (231)           -           -
Rescissions                                 (107)           -           -
Other transactions                            (2)           -           -
                                   --------------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions             22,697            -           -
                                   --------------  -----------  ----------

Accumulation units outstanding at
   December 31, 1993                      24,026            -           -
                                   ==============  ===========  ==========

Accumulation unit value per unit
   at December 31, 1993                   12.226            -           -
                                   ==============  ===========  ==========

Contract transactions:
Purchase payments                         23,800        5,673       8,665
Transfers between funds                   15,240        4,296       6,300
Surrenders and terminations               (2,341)        (146)       (215)
Rescissions                                 (268)         (49)       (114)
Other transactions                             7            -           1
                                   --------------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions             36,438        9,774      14,637
                                   --------------  -----------  ----------

Accumulation units outstanding at
   December 31, 1994                      60,464        9,774      14,637
                                   ==============  ===========  ==========

Accumulation unit value per unit
   at December 31, 1994                   12.161        9.454      10.201
                                   ==============  ===========  ==========

Accumulation net assets at
   December 31, 1994                     735,332       92,406     149,311
                                   ==============  ===========  ==========

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                      Consolidated Financial Statements

                          December 31, 1994 and 1993

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402




                         INDEPENDENT AUDITORS' REPORT



The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of Financial Accounting Standards Board's Statement of Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in notes 1, 8 and 10 to the consolidated financial statements, the Company adopted the provisions of

Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 106, Accounting for Postretirement Benefits Other Than Pensions; No. 109, Accounting for Income Taxes; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts.


                            KPMG Peat Marwick LLP



February 7, 1995


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                 AND SUBSIDIARIES

                            Consolidated Balance Sheets

                            December 31, 1994 and 1993
                         (in thousands except share data)

Assets                                                          1994        1993
-----------------------------------------------------------  -----------  ---------
Investments:
     Fixed maturities, at amortized cost                     $    90,615  1,985,684
     Fixed maturities, at market                               1,906,208          0
     Equity securities, at market                                131,712    143,649
     Mortgage loans on real estate                               163,099    127,196
     Real estate, at cost                                          4,685      5,071
     Investment in real estate partnerships, at equity            12,551     10,566
     Certificates of deposit and short-term securities           155,307     58,963
     Policy loans                                                101,899     98,117
     Other long-term investments                                   1,117        650
                                                             -----------  ---------
               Total investments                               2,567,193  2,429,896


Cash                                                              63,883     35,488
Accrued investment income                                         34,786     34,022
Receivables (net of allowance for uncollectible
     accounts of $9,607 in 1994 and $10,560 in 1993)             111,874    123,914
Reinsurance receivable:
     Funds held on deposit                                       927,353    781,084
     Recoverable on future policy benefit reserves                35,387     28,722
     Recoverable on unpaid claims                                105,603     90,101
     Receivable on paid claims                                    26,736     20,186
Prepaid insurance premiums                                         4,317      3,606
Home office property and equipment (net of accumulated
     depreciation of $28,547 in 1994 and $26,731 in 1993)         11,612     12,983
Deferred acquisition costs                                       798,442    666,352
Federal income tax recoverable                                     3,794          0
Other assets                                                       9,344     10,685
                                                             -----------  ---------
               Assets exclusive of separate account assets     4,700,324  4,237,039



Separate account assets                                        6,965,755  5,535,243
                                                             -----------  ---------

                Total assets                                 $11,666,079  9,772,282
                                                             ===========  =========

See accompanying notes to consolidated financial statements.


                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                     AND SUBSIDIARIES

                          Consolidated Balance Sheets, continued

                                December 31, 1994 and 1993
                             (in thousands except share data)

Liabilities                                                            1994         1993
-----------------------------------------------------------------  ------------  ----------
Future policy benefit reserves:
     Life                                                          $ 1,022,537     989,309
     Annuity                                                         2,304,560   1,978,203
Policy and contract claims                                             355,411     322,924
Unearned premiums                                                       40,376      41,570
Reinsurance payable                                                     81,507      61,728
Current income taxes                                                         0       2,461
Deferred income taxes                                                    5,807      28,708
Accrued expenses                                                        29,065      29,210
Commissions due and accrued                                             24,190      20,874
Other policyholder funds                                                75,533      83,094
Other liabilities                                                       74,231      19,353
                                                                   ------------  ----------
          Liabilities exclusive of separate account liabilities      4,013,217   3,577,434

Separate account liabilities                                         6,965,755   5,535,243
                                                                   ------------  ----------

          Total liabilities                                         10,978,972   9,112,677
                                                                   ------------  ----------

Minority interest in subsidiary                                          7,662       8,189
                                                                   ------------  ----------

Stockholder's equity
-----------------------------------------------------------------
Common stock, $1 par value, 20,000,000 shares
     authorized, issued and outstanding                                 20,000      20,000
Preferred stock, $1 par value, cumulative, 200 million
     shares authorized, 40 million shares issued and outstanding        40,000           0
Additional paid-in capital                                             406,494     401,304
Net unrealized holding loss on available-for-sale
     securities, net of deferred federal income taxes                  (62,073)          0

Net unrealized gain on equity investments, net of
     deferred federal income taxes                                           0       9,071
Net unrealized Canadian currency loss                                   (3,787)     (2,708)
Retained earnings                                                      278,811     223,749
                                                                   ------------  ----------
          Total stockholder's equity                                   679,445     651,416
                                                                   ------------  ----------

Commitments and contingencies (Notes 7 and 12)

          Total liabilities and stockholder's equity               $11,666,079   9,772,282
                                                                   ============  ==========

See accompanying notes to consolidated financial statements.


                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                              Consolidated Statements of Income

                        Years Ended December 31, 1994, 1993 and 1992
                                       (in thousands)

                                                                1994       1993       1992
                                                             ----------  ---------  ---------
Revenue:
     Life insurance premiums                                 $ 234,498    217,885    228,530
     Other life policy considerations                           92,254     88,003     78,216
     Annuity considerations                                    117,029     67,202     32,716
     Accident and health premiums                              547,508    508,785    481,437
                                                             ----------  ---------  ---------
               Total premiums and considerations               991,289    881,875    820,899

     Premiums ceded                                            241,978    201,254    174,664
                                                             ----------  ---------  ---------
               Net premiums and considerations                 749,311    680,621    646,235

     Investment income, net                                    181,291    174,831    169,982
     Realized investment gains, net                                829     28,318     22,876
     Other                                                      12,703      9,347     12,851
                                                             ----------  ---------  ---------
               Total revenue                                   944,134    893,117    851,944
                                                             ----------  ---------  ---------

Benefits and expenses:
     Life insurance benefits                                   254,530    233,862    241,486
     Annuity benefits                                          128,582    111,119     98,998
     Accident and health insurance benefits                    379,122    341,676    344,067
                                                             ----------  ---------  ---------
               Total benefits                                  762,234    686,657    684,551

     Benefit recoveries                                        209,915    153,393    171,048
                                                             ----------  ---------  ---------
               Net benefits                                    552,319    533,264    513,503

     Commissions and other agent compensation                  313,715    398,161    274,760
     General and administrative expenses                       111,116    109,333     87,728
     Taxes, licenses and fees                                   22,514     25,239     20,297
     Increase in deferred acquisition costs                   (132,090)  (253,234)  (115,379)

     Minority interest in income of consolidated subsidiary        (66)         0          0
                                                             ----------  ---------  ---------
               Total benefits and expenses                     867,508    812,763    780,909
                                                             ----------  ---------  ---------

               Income from operations before income taxes       76,626     80,354     71,035
                                                             ----------  ---------  ---------

Income tax expense (benefit):
     Current                                                     5,098     30,215     14,330
     Deferred                                                   16,053     (6,496)    10,702
                                                             ----------  ---------  ---------
               Total income tax expense                         21,151     23,719     25,032
                                                             ----------  ---------  ---------

               Net income before cumulative effect of
                    changes in accounting                       55,475     56,635     46,003

Cumulative effect of changes in accounting                           0     26,875          0
                                                             ----------  ---------  ---------

               Net income                                    $  55,475     83,510     46,003
                                                             ==========  =========  =========

See accompanying notes to consolidated financial statements.


                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   AND SUBSIDIARIES

                    Consolidated Statements of Stockholder's Equity

                     Years Ended December 31, 1994, 1993 and 1992
                                    (in thousands)

                                                            1994       1993      1992
                                                         ----------  --------  --------
Common stock:
     Balance at beginning and end of year                $  20,000    20,000    20,000
                                                         ----------  --------  --------

Preferred Stock:
     Balance at beginning of year                                0         0         0
     Issuance of stock during the year                      40,000         0         0
                                                         ----------  --------  --------
     Balance at end of year                                 40,000         0         0
                                                         ----------  --------  --------

Additional paid-in capital:
     Balance at beginning of year                          401,304   401,304   401,304
     Additional contribution from parent                     5,190         0         0
                                                         ----------  --------  --------
     Balance at end of year                                406,494   401,304   401,304
                                                         ----------  --------  --------

Net unrealized gain (loss) on investments:
     Balance at beginning of year                            9,071    12,071    19,594
     Cumulative effect of implementation of Statement
          No. 115, net of deferred federal income taxes     74,866         0         0
     Net unrealized loss during the year,
          net of deferred federal income taxes            (146,010)   (3,000)   (7,523)
                                                         ----------  --------  --------
     Balance at end of year                                (62,073)    9,071    12,071
                                                         ----------  --------  --------

Net unrealized Canadian currency gain (loss):
     Balance at beginning of year                           (2,708)   (1,835)    1,058
     Net unrealized loss during the year,
          net of deferred federal income taxes              (1,079)     (873)   (2,893)
                                                         ----------  --------  --------

     Balance at end of year                                 (3,787)   (2,708)   (1,835)
                                                         ----------  --------  --------

Retained earnings:
     Balance at beginning of year                          223,749   140,239   114,236
     Net income                                             55,475    83,510    46,003
     Cash dividend to stockholder                             (413)        0   (20,000)
                                                         ----------  --------  --------
     Balance at end of year                                278,811   223,749   140,239
                                                         ----------  --------  --------

                    Total stockholder's equity           $ 679,445   651,416   571,779
                                                         ==========  ========  ========

See accompanying notes to consolidated financial statements.


                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                     AND SUBSIDIARIES

                           Consolidated Statements of Cash Flows

                       Years Ended December 31, 1994, 1993 and 1992
                                      (in thousands)

                                                              1994       1993       1992
                                                           ----------  ---------  ---------
Cash flows used in operating activities:
     Net income                                            $  55,475     83,510     46,003
                                                           ----------  ---------  ---------

       Adjustments to reconcile net income to net
          cash used in operating activities:
          Realized (gains) on investments                       (829)   (28,318)   (22,876)
          Deferred federal income tax (benefit) expense       16,053     (6,496)    10,702
          Cumulative effect of changes in accounting               0    (26,875)         0
          Charges to policy account balances                (125,488)  (105,912)   (83,935)
          Interest credited to policy account balances       150,490    147,983    134,516
          Change in:
               Future policy benefit reserves                 20,791     (9,557)    (1,489)
               Policy and contract claims                     25,072     40,211     16,673
               Deferred acquisition costs                   (132,090)  (253,234)  (115,379)
               Deferred tax liability                              0     15,936          0
               Receivables                                    12,040    (20,206)     3,389
               Reinsurance receivables                       (93,453)  (107,809)  (177,920)
               Reinsurance payable                            19,779     31,653      7,374
               Unearned premiums                              (1,194)    (2,111)     2,211
               Commissions due and accrued                     3,316      1,461       (519)
               Accrued expenses and other liabilities         54,626     14,657      1,464
               Current taxes                                  (6,255)     1,085       (410)
               Accrued investment income                        (764)    (2,725)    (3,914)
          Depreciation and amortization                      (11,498)    (7,681)      (816)
          Other, net                                             (86)     2,303      9,266
                                                           ----------  ---------  ---------
                    Total adjustments                        (69,490)  (315,635)  (221,663)
                                                           ----------  ---------  ---------

                    Net cash used in operating activities    (14,015)  (232,125)  (175,660)
                                                           ----------  ---------  ---------

See accompanying notes to consolidated financial statements.


                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                        Consolidated Statements of Cash Flows, continued

                          Years Ended December 31, 1994, 1993 and 1992
                                         (in thousands)

                                                                 1994        1993        1992
                                                              ----------  -----------  ---------
Cash flows used in investing activities:
     Purchase of fixed maturities, at amortized cost          $       0   (1,191,749)  (863,085)
     Purchase of fixed maturities, at market                   (928,532)           0          0
     Purchase of equity securities                             (145,267)    (205,345)  (282,780)
     Purchase of other long-term investments                       (467)        (650)    (6,600)
     Funding of mortgage loans                                  (64,808)     (20,097)    (3,379)
     Sale of fixed maturities, at amortized cost                      0      666,893    374,388
     Sale of fixed maturities, at market                        791,659            0          0
     Matured or redeemed fixed maturities, at amortized cost      4,342      314,223    223,459
     Matured fixed maturities, at market                         32,508            0          0
     Sale of equity securities                                  150,347      217,524    247,407
     Repayment of mortgage loans                                 28,206       15,989     29,776
     Sale of minority interest in subsidiary                          0        8,189          0
     Net change in certificates of deposit and
          short-term securities                                 (96,344)      33,330    (61,614)
     Other                                                       (6,232)         782       (701)
                                                              ----------  -----------  ---------

                    Net cash used in investing activities      (234,588)    (160,911)  (343,129)
                                                              ----------  -----------  ---------


Cash flows used in financing activities:
     Policyholders' deposits to account balances              $ 526,918      639,633    606,525
     Policyholders' withdrawals from account balances          (235,309)    (164,911)  (118,786)
     Change in assets held under reinsurance agreements         (59,349)     (75,658)    68,901
     Net change in mortgage notes payable                           (39)         (36)       (33)
     Additional paid-in capital from parent                       5,190            0          0
     Sale of preferred stock                                     40,000            0          0
     Cash dividends paid                                           (413)           0    (20,000)
                                                              ----------  -----------  ---------

                    Net cash used in financing activities       276,998      399,028    536,607
                                                              ----------  -----------  ---------

                    Net change in cash                           28,395        5,992     17,818

Cash at beginning of year                                        35,488       29,496     11,678
                                                              ----------  -----------  ---------

 Cash at end of year                                          $  63,883       35,488     29,496
                                                              ==========  ===========  =========

See accompanying notes to consolidated financial statements.

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1994, 1993 and 1992
                                (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Preferred Life Insurance Company of New York and Canadian American Financial Corporation and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1994, 1993 and 1992 were $108,676, $72,431 and $57,264, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1994 and 1993.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health and life insurance policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. Pursuant to SFAS No. 113, insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

INVESTMENTS

On January 1, 1994, the Company adopted SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and are reported at fair value, with unrealized gains and losses reported in a separate component of stockholders' equity, net of deferred taxes. SFAS No. 115 does not permit retroactive application of its provisions. The Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity" at January 1, 1994.

In 1993, prior to adoption of SFAS No. 115, investments in fixed maturities and nonredeemable preferred stocks were carried at amortized cost reduced by a provision for loss due to declines in value expected to be other than temporary. Common stocks were reflected at market value. Unrealized gains or losses on investments in common stocks, net of deferred income taxes, were reflected directly in stockholder's equity.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1994 and 1993, investments with a carrying value of $44,337 and $35,577, respectively, were held on deposit with various insurance departments as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the contractholder's account.

INCOME TAXES

Effective January 1, 1993, the Company adopted SFAS No. 109, Accounting for Income Taxes. The primary provision of SFAS No. 109 is the change from the deferred method of accounting for income taxes to the asset and liability method. The Company implemented the change in accounting principle in 1993 which resulted in a one-time cumulative adjustment to increase income by $30,881 determined as of January 1, 1993. The 1992 financial statements were not restated to apply the provisions of this Statement.

Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Under the deferred method of accounting for income taxes prescribed by the Accounting Principles Board (APB) Opinion 11, which was applied in 1992 and prior years, deferred income taxes were recognized for income and expense items reported in different years for financial reporting purposes and income tax purposes, using the tax rate in effect for the year of the calculation. Under the deferred method, deferred taxes were not adjusted for subsequent changes in tax rates.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $74,866 at January 1, 1994.

The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on after tax net income:


SFAS No. 106                                     $(4,006)
SFAS No. 109                                      30,881
                                                 --------

Total cumulative effect on after tax net income
     of changes in accounting principles         $26,875
                                                 ========

(2) BUSINESS COMBINATION

On May 31, 1993, the Company acquired the majority of the assets and liabilities of Fidelity Union Life Insurance Company (FULICO), a wholly owned subsidiary of AZOA, through an assumption reinsurance arrangement. FULICO remained in existence retaining only its corporate charter and those assets necessary to maintain its charter and licenses to conduct life insurance and annuity business until it was sold in 1994.

The Company accounted for this transaction as an "as-if pooling of interests" involving the combination of entities under the common control of AZOA. Accordingly, all financial data for periods prior to May 31, 1993 were restated to include the operations of FULICO and all intercompany transactions were eliminated.

Total revenues and net income, before adoption of any changes in accounting, of the separate companies for the five-months ended May 31, 1993 and for the year ended December 31, 1992 were:



                                 Allianz Life   FULICO   Combined
                                 -------------  -------  --------
Five-months ended May 31, 1993:
     Total revenue               $     309,159   78,814   387,973
     Net income                         19,224   12,944    32,168

Year ended December 31, 1992:
     Total revenue               $     685,997  165,947   851,944
     Net income                         28,571   17,432    46,003



(3) INVESTMENTS

Investments at December 31, 1994 consist of:



                                                                                Amount
                                                        Amortized   Estimated  shown on
                                                           cost      market     balance
                                                         or cost      value      sheet
                                                        ----------  ---------  ---------
Fixed maturities - Held-to-maturity:
     Corporate securities                               $   90,615     85,559     90,615

Fixed maturities - Available-for-sale:
     U.S. government                                       495,048    463,694    463,694
     States and political subdivisions                         519        498        498
     Foreign government                                     44,818     43,494     43,494
     Public utilities                                       79,170     80,002     80,002
     Corporate securities                                1,099,623  1,042,867  1,042,867
     Mortgage backed securities                            228,894    221,079    221,079
     Collateralized mortgage obligations                    57,739     54,574     54,574
                                                        ----------  ---------  ---------

          Total fixed maturities                         2,096,426  1,991,767  1,996,823
                                                        ----------  ---------  ---------

Equity securities - Available-for-sale:
     Common stocks:
          Public utilities                                   4,001      3,938      3,938
          Banks, trusts and insurance companies              4,202      3,700      3,700
          Industrial and miscellaneous                     111,351    116,798    116,798
      Nonredeemable preferred stocks                         7,494      7,276      7,276
                                                        ----------  ---------  ---------

          Total equity securities                          127,048    131,712    131,712
                                                        ----------  ---------  ---------

Other investments:
     Mortgage loans on real estate                         163,099  XXXXXXXXX    163,099
     Real estate:
          Investment properties                              4,685  XXXXXXXXX      4,685
          Partnerships                                      12,551  XXXXXXXXX     12,551
     Certificates of deposit and short term securities     155,307  XXXXXXXXX    155,307
     Policy loans                                          101,899  XXXXXXXXX    101,899
     Other long term investments                             1,117  XXXXXXXXX      1,117
                                                        ----------  ---------  ---------


          Total other investments                          438,658  XXXXXXXXX    438,658
                                                        ----------  ---------  ---------

          Total investments                             $2,662,132  XXXXXXXXX  2,567,193
                                                        ==========  =========  =========


At December 31, 1994 and 1993, the amortized cost, gross unrealized gains, gross unrealized losses and estimated market values of marketable securities are as follows:



                                          Amortized     Gross       Gross     Estimated
                                             cost     unrealized  unrealized   market
                                           or cost      gains       losses      value
                                          ----------  ----------  ----------  ---------
1994:
Held-to maturity:
     Corporate securities                 $   90,615         110       5,166     85,559
                                          ----------  ----------  ----------  ---------
         Total held-to-maturity               90,615         110       5,166     85,559
                                          ----------  ----------  ----------  ---------

Available-for-sale:
     U.S. government                         495,048          49      31,403    463,694
     States and political subdivisions           519           3          24        498
     Foreign government                       44,818         562       1,886     43,494
     Public utilities                         79,170       1,154         322     80,002
     Corporate securities                  1,099,623       7,034      63,790  1,042,867
     Mortgage backed securities              228,894           0       7,815    221,079
     Collateralized mortgage obligations      57,739           0       3,165     54,574
                                          ----------  ----------  ----------  ---------
         Total fixed maturities            2,005,811       8,802     108,405  1,906,208
     Equity securities                       127,048      18,556      13,892    131,712
                                          ----------  ----------  ----------  ---------
         Total available-for-sale          2,132,859      27,358     122,297  2,037,920
                                          ----------  ----------  ----------  ---------

         Total                            $2,223,474      27,468     127,463  2,123,479
                                          ==========  ==========  ==========  =========



1993:
Available-for-sale:
     U.S. government                      $  374,160      15,416       1,847    387,729
     States and political subdivisions           519          14           0        533
     Foreign government                      161,190       9,109          62    170,237
     Public utilities                        108,955      11,694           0    120,649
     Corporate securities                  1,206,417      86,149       6,307  1,286,259
     Mortgage backed securities               72,002       4,928           0     76,930
     Collateralized mortgage obligations      62,441         389       1,114     61,716
                                          ----------  ----------  ----------  ---------
         Total fixed maturities            1,985,684     127,699       9,330  2,104,053
     Common stock                            123,229      23,454       9,203    137,480
     Preferred stock                           6,169         689         136      6,722
                                          ----------  ----------  ----------  ---------

         Total                            $2,115,082     151,842      18,669  2,248,255
                                          ==========  ==========  ==========  =========


The change in unrealized losses on available-for-sale securities was $(214,245) and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) from fixed maturities were $33,645 and $(17,852) for the years ended December 31, 1993 and 1992, respectively.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $(9,587), $(2,468) and $(11,398) for the years ended December 31, 1994, 1993 and 1992, respectively.

The amortized cost and estimated market value of fixed maturities at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                             Amortized    Estimated
                                                cost     market value
                                             ----------  ------------
Held-to-maturity:
     Due in one year or less                 $    6,000         5,850
     Due after one year through five years       11,000        11,110

     Due after five years through ten years      67,615        63,185
     Due after ten years                          6,000         5,414
                                             ----------  ------------

     Totals                                  $   90,615        85,559
                                             ==========  ============

Available-for-sale:
     Due in one year or less                 $   42,793        43,097
     Due after one year through five years      489,443       480,623
     Due after five years through ten years     885,459       834,011
     Due after ten years                        359,222       327,399
     Mortgage backed securities                 228,894       221,078
                                             ----------  ------------

     Totals                                  $2,005,811     1,906,208
                                             ==========  ============


Proceeds from sales of investments in available-for-sale securities during 1994 were $791,659. Gross gains of $14,615 and gross losses of $17,327 were realized on sales of available-for-sale securities in 1994, related taxes were $0. Proceeds from redemptions of held-to-maturity securities during 1994 were $4,342 with no gain or loss realized on the transactions. Proceeds from sales of fixed maturity securities in 1993 and 1992 were $666,893 and $374,388, respectively. Gross gains of $25,229 and $18,651 and gross losses of $2,102 and $54 were realized on sales of fixed maturities in 1993 and 1992, respectively. Related taxes were $8,094, and $6,323 in 1993 and 1992, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:



                                       1994     1993     1992
                                     --------  -------  -------
Fixed maturities, at amortized cost  $     0   23,127   18,597
Fixed maturities, at market           (2,712)       0        0
Equity securities                      2,745    5,876    4,129
Mortgage loans                        (1,667)    (189)  (1,069)
Real estate                            2,067     (513)   1,091
Other                                    396       17      128
                                     --------  -------  -------

          Net gains before taxes         829   28,318   22,876

Tax expense on net realized gains        352   10,329    7,819
                                     --------  -------  -------

          Net gains after taxes      $   477   17,989   15,057
                                     ========  =======  =======


The Company may enter into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1994, mortgage backed securities underlying the agreements are carried at market values of $58,174 and other liabilities includes $58,150 for funds received under these agreements. Average balances outstanding during 1994 were $66,110 and weighted average interest rates were 6.5%. The agreements at December 31, 1994 mature within 2 months. The agreements may be rolled over into new agreements at maturity by mutual consent of the Company and the dealers.

The Company participates in a securities lending program that is administered by Allianz Investment Corporation. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest of the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. As of December 31, 1994, the estimated market value of the loaned securities was $110,063, collateralized by investments in FNMA securities.

The valuation allowances at December 31, 1994, 1993 and 1992 and the changes in the allowance for the years then ended are summarized as follows:



                                  Beginning                            End
                                   of year    Additions  Reductions  of year
                                  ----------  ---------  ----------  -------
December 31, 1994:
     Mortgage loans               $   12,450      1,598       1,598   12,450

     Investment in real estate         1,550          0           0    1,550
                                  ----------  ---------  ----------  -------

Total valuation allowance         $   14,000      1,598       1,598   14,000
                                  ==========  =========  ==========  =======

December 31, 1993:
     Mortgage loans               $   13,602          0       1,152   12,450
     Investment in real estate         1,854        973       1,277    1,550
                                  ----------  ---------  ----------  -------

Total valuation allowance         $   15,456        973       2,429   14,000
                                  ==========  =========  ==========  =======

December 31, 1992:
     Mortgage loans               $   18,583        485       5,466   13,602
     Investment in real estate         1,854          0           0    1,854
     Other long-term investments         428          0         428        0
                                  ----------  ---------  ----------  -------

 Total valuation allowance        $   20,437        485       5,466   15,456
                                  ==========  =========  ==========  =======


Major categories of net investment income for the respective years ended December 31 are:



                                            1994     1993     1992
                                          --------  -------  -------
Interest:
     Fixed maturities, at amortized cost  $141,611  142,814  130,239
     Fixed maturities, at market             6,966        0        0
     Mortgage loans                         13,706   12,764   15,357
     Policy loans                            6,329    6,404    5,840
     Short-term investments                  3,012    4,159    6,586
Dividends:
     Preferred stock                           495      231      149
     Common stock                            2,673    2,496    2,055
Rental income on real estate                 3,135    2,540    2,899
Interest on assets held by reinsurers       10,470   10,074   10,207
Other                                          577    1,131    5,485
                                          --------  -------  -------

          Total investment income          188,974  182,613  178,817

Investment expenses                          7,683    7,782    8,835
                                          --------  -------  -------

          Net investment income           $181,291  174,831  169,982
                                          ========  =======  =======



(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                            1994        1994        1993        1993
                                                          Carrying      Fair      Carrying      Fair
                                                           Amount      Value       Amount      Value
                                                         ----------  ----------  ----------  ----------
Financial assets
-------------------------------------------------------
     Fixed maturities, at amortized cost:
          U.S. Government                                $        0  $        0  $  374,160  $  387,729
          States and political subdivisions                       0           0         519         533
          Foreign governments                                     0           0     161,190     170,237
          Public utilities                                        0           0     108,955     120,649
          Corporate securities                               90,615      85,559   1,206,417   1,286,259
          Mortgage backed securities                              0           0      72,002      76,930
          Collateralized mortgage obligations                     0           0      62,441      61,716
     Fixed maturities, at market:
          U.S. Government                                   463,694     463,694           0           0
          States and political subdivisions                     498         498           0           0
          Foreign governments                                43,494      43,494           0           0
          Public utilities                                   80,002      80,002           0           0
          Corporate securities                            1,042,867   1,042,867           0           0
          Mortgage backed securities                        221,079     221,079           0           0
          Collateralized mortgage obligations                54,574      54,574           0           0
     Equity securities                                      131,712     131,712     143,649     144,202
     Mortgage loans                                         163,099     162,903     127,196     133,872
     Short term investments                                 155,307     155,307      58,963      58,963
     Policy loans                                           101,899     101,899      98,117      98,117
     Other long term investments                              1,117       1,117         650         650
     Receivables                                            111,874     111,874     123,914     123,914
     Separate accounts assets                             6,965,755   6,965,755   5,535,243   5,535,243

Financial liabilities
-------------------------------------------------------
     Investment contracts                                 2,753,304   2,319,872   1,921,650   1,605,135
     Separate account liabilities                         6,965,755   6,715,730   5,535,243   5,340,781

Financial instruments
-------------------------------------------------------
     Commitments to purchase mortgage backed securities           0           0      78,323      78,323


See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(5) RECEIVABLES

Receivables at December 31 consist of the following:



                                     1994     1993
                                   --------  -------
Premiums due                       $ 76,840   80,732
Agents balances                       7,299   13,217
Related party receivables             1,516    3,893
Reinsurance commission receivable    13,723    9,988
Scholarship enrollment fees           6,753    5,933
Due from administrators               2,674    6,373
Other                                 3,069    3,778
                                   --------  -------

     Total receivables             $111,874  123,914
                                   ========  =======



(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1994 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $11,149, $8,742 and $7,247 in 1994, 1993 and 1992, respectively, is summarized as follows:



                                                     1994       1993     1992
                                                   ---------  --------  -------
Balance at January 1, net of reinsurance
     recoverables of $86,551, $91,303 and $64,295  $170,123   168,872   156,414

Incurred related to:
     Current year                                   230,995   226,815   225,329
     Prior years                                     (7,290)   (8,432)      899
                                                   ---------  --------  -------
Total incurred                                      223,705   218,383   226,228
                                                   ---------  --------  -------

Paid related to:
     Current year                                    82,338    84,172    80,015
     Prior years                                    126,462   132,960   133,755
                                                   ---------  --------  -------
Total paid                                          208,800   217,132   213,770
                                                   ---------  --------  -------

Balance at December 31, net of reinsurance
     recoverables of $96,090, $86,551 and $91,303  $185,028   170,123   168,872
                                                   =========  ========  =======


There were no significant adjustments to accident and health claim liabilities resulting from changes in estimates of benefits related to prior years.

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1994 are $867,605 and $82,600 recoverable from insurers who, as of December 31, 1994, were both rated A+ by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.


Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:



                                                                                    Percentage
                                                  Assumed      Ceded                 of amount
                                       Gross     from other  to other      Net        assumed
Year ended                            amount     companies   companies    amount      to net
----------------------------------  -----------  ----------  ---------  ----------  -----------
December 31, 1994:
Life insurance in force             $39,789,859  24,411,513  6,893,030  57,308,342        42.6%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       346,567      97,214     40,154     403,627        24.1%
     Accident and health insurance      388,760     158,748    201,824     345,684        45.9%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                735,327     255,962    241,978     749,311        34.2%
                                    ===========  ==========  =========  ==========  ===========


December 31, 1993:
Life insurance in force             $39,784,564  21,861,833  6,297,943  55,348,454        39.5%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       287,060      86,030     47,306     325,784        26.4%
     Accident and health insurance      365,894     142,891    153,948     354,837        40.3%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                652,954     228,921    201,254     680,621        33.6%
                                    ===========  ==========  =========  ==========  ===========

December 31, 1992:
Life insurance in force             $42,573,771  22,113,198  5,978,013  58,708,956        37.7%
                                    -----------  ----------  ---------  ----------  -----------

Premiums:
     Life insurance and annuities       244,320      95,142     34,806     304,656        31.2%
     Accident and health insurance      384,373      97,064    139,858     341,579        28.4%
                                    -----------  ----------  ---------  ----------  -----------

          Total premiums                628,693     192,206    174,664     646,235        29.7%
                                    ===========  ==========  =========  ==========  ===========


Of the amounts ceded to others, the Company ceded life insurance inforce of $86,055, $30,841 and $17,189 in 1994, 1993 and 1992, respectively, and life insurance premiums earned of $203, $98 and $4 in 1994, 1993 and 1992, respectively, to its affiliate Allianz Aktiengesellshaft. In addition, the Company ceded accident and health premiums earned of $12,256, $8,966 and $1,348 in 1994, 1993 and 1992, respectively, to its affiliate Allianz Versicherungs.


(8) INCOME TAXES

As discussed in note 1, the Company adopted SFAS No. 109 as of January 1, 1993 and the $30,881 cumulative effect of this change is reported in the 1993 Consolidated Statement of Income. The 1992 financial statements have not been restated to apply the provisions of SFAS No. 109. In accordance with SFAS No. 109, all balances related to previous business combinations accounted for under the purchase method, pursuant to APB Opinion 16, were written off with the adoption of SFAS No. 109. The effect of this write-off, which is included in the $30,881 above, was a net decrease in liabilities of $21,869.

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31, 1994, 1993 and 1992 are as follows:



                                                                      1994       1993     1992
                                                                    ---------  --------  -------
Income tax expense attributable to operations:
     Current tax expenses                                           $  5,098    30,215   14,330
                                                                    ---------  --------  -------

     Deferred tax (benefit) expense                                   16,053   (10,847)  10,702
     Benefit of operating loss carryforwards                               0     3,406        0
     Adjustment of deferred tax assets and
          liabilities for enacted change in tax rates                      0       945        0
                                                                    ---------  --------  -------

          Total deferred tax (benefit) expense                        16,053    (6,496)  10,702
                                                                    ---------  --------  -------

Total income tax expense attributable to operations                 $ 21,151    23,719   25,032

Income tax effect on equity:

     Income tax allocated to cumulative effect of
          adoption of SFAS No. 106                                         0    (2,064)       0

     Income tax allocated to stockholder's equity:
          Adoption of SFAS No. 115                                    40,312         0        0
          Attributable to unrealized gains and losses for the year   (79,201)       62   (5,432)
                                                                    ---------  --------  -------

Total income tax effect on equity                                   $(17,738)   21,717   19,600
                                                                    =========  ========  =======


COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1994 and 1993 and 34% in 1992, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:



                                                             1994     1993     1992
                                                           --------  -------  -------
Income tax expense computed at the statutory rate          $26,819   28,125   24,151
Dividends received deductions and tax-exempt interest       (3,967)  (2,189)  (1,653)
Foreign tax                                                    (79)  (1,324)     250
Interest on tax deficiency                                    (716)     528      (91)
Impact of statutory rate change on deferred tax liability        0      945        0
Acquisition adjustments to future policy benefits                0        0    1,948
Utilization of net operating loss and alternative
     minimum tax credits                                         0   (2,549)       0
Other                                                         (906)     183      427
                                                           --------  -------  -------

          Income tax expense as reported                   $21,151   23,719   25,032
                                                           ========  =======  =======


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31, 1994 and 1993 are as follows:



                                                                           1994     1993
                                                                         --------  -------
Deferred tax assets:
     Provision for post retirement benefits                              $  1,885    2,147
     Allowance for uncollectible accounts                                   2,961    3,325
     Policy reserves                                                      188,602  166,508
     Unrealized losses on investments in available for sale securities     35,584        0
                                                                         --------  -------

          Total deferred tax assets                                       229,032  171,980
                                                                         --------  -------



Deferred tax liabilities:
     Deferred acquisition costs                                           229,577  194,942
     Net unrealized gain                                                        0    3,305
     Other                                                                  5,262    2,441
                                                                         --------  -------

          Total deferred tax liabilities                                  234,839  200,688
                                                                         --------  -------

Net deferred tax liability                                               $  5,807   28,708
                                                                         ========  =======


The Company has determined it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.

DEFERRED TAX EXPENSE UNDER PREVIOUS ACCOUNTING RULES

The components of deferred income tax expense for the year ended December 31, 1992 computed in accordance with APB Opinion 11 were as follows:



Acquisition costs and future policy benefits  $   651
Foreign income                                  1,628
Investment income                               1,330
Tax allocation adjustments                      7,711
Other                                            (618)
                                              --------

      Total deferred income tax expense       $10,702
                                              ========


As of December 31, 1994, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $15,162, $28,465 and $15,511 in 1994, 1993 and 1992, respectively. At December 31, 1994 the Company has a tax recoverable from AZOA of $5,095 and a payable to Revenue Canada Taxation of $1,301. At December 31, 1993 the Company had a tax payable to AZOA of $5,259 and a recoverable from Revenue Canada Taxation of $2,798.


(9) RELATED PARTY TRANSACTIONS

In March 1994, AZOA contributed additional paid-in capital to the Company of $5,190.

In June 1994, the Company authorized 200 million shares of preferred stock with a par value of $1 per share. The preferred stock is issued in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company currently has 40 million shares issued and outstanding. In June 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000. In December 1994, the Company issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000.

In December 1993, AZOA purchased 400 non-voting common shares in the Company's subsidiary, Canadian American Financial Corporation, for $8,189. The acquisition of the shares reduced the Company's equity ownership to 71% but the Company maintains its ownership interest in voting common shares of 100%.

As of December 31, 1994 and 1993, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock of certain corporations whose assets include mortgage loans issued by the Company amounting to $12,100 and $17,900, respectively. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1994 and 1993 are $4,575 and $10,400, respectively.


Allianz Investment Corporation (AIC) manages the Company's investment portfolio. The Company paid AIC $1,285, $1,207 and $1,505 in 1994, 1993 and 1992, respectively, for investment advisory fees. The Company's liability to AIC was $0 and $102 at December 31, 1994 and 1993, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $4,228, $4,715 and $2,400 in 1994, 1993 and 1992, respectively. The Company's liability for data center charges was $457 and $0 at December 31, 1994 and 1993, respectively.

The Company reimbursed AZOA $817, $339, and $285 in 1994, 1993 and 1992, respectively, for certain administrative services performed. The Company's liability to AZOA was $264, and $186 at December 31, 1994 and 1993, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $918, $1,363 and $1,885 in 1994, 1993 and 1992, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. In 1994, the Company matched 50%. Any additional match for 1994 plan participants will be determined during 1995. In 1993 and 1992, the total Company match was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,266, $1,270 and $1,150 in 1994, 1993 and 1992, respectively, towards planned contributions.

The Company sponsors an asset accumulation plan for field agents. Under the Plan provisions, the Company will match 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation. Agents are eligible to participate after one year under a statutory career agent contract and are fully vested in the Company's matching contribution after five years of service. The Plan will accept participant's pretax or after tax contributions up to 10% of participant's compensation. It is the Company's policy to fund the Plan costs as accrued. Total Company contributions to the Plan were $386, $319, and $439 in 1994, 1993 and 1992, respectively.

The Company adopted SFAS No. 106, effective January 1, 1993 which requires benefits paid to retirees, other than pension benefits, to be accrued. The transition obligation associated with this adoption was $4,006, which is net of $2,064 tax benefit. The Company's current plan obligation is $5,386 and the liability is included in "Other liabilities" in the accompanying balance sheet.


(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among other, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves are calculated using more conservative assumptions with no provisions for withdrawals for statutory accounting.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31, 1994 are as follows:



                                                         Stockholder's      Net
                                                            equity        income
                                                        ---------------  ---------
Statutory basis                                         $      294,335      6,895
Adjustments:
     Change in reserve basis                                  (339,283)  (109,473)
     Deferred acquisition costs                                798,442    132,090
     Net deferred taxes                                         (5,807)   (16,053)
     Statutory asset valuation reserve                          59,169
     Statutory interest maintenance reserve                     16,305     (4,768)
     Modified coinsurance reinsurance                          (51,947)    44,920
     Unrealized losses on investments                          (99,408)
     Nonadmitted assets                                          2,302
     Other                                                       5,337      1,864
                                                        ---------------  ---------

          As reported in the accompanying consolidated
               financial statements                     $      679,445     55,475
                                                        ===============  =========


The Company is required to meet minimum statutory capital and surplus requirements. The statutory capital and surplus as of December 31, 1994 and 1993 was $294,335 and $245,712, respectively, which is in compliance with these requirements. Statutory income for the years ended December 31, 1994, 1993 and 1992 was $6,895, $657 and $13,381. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds shall be determined in accordance with the accounting procedures and practices governing preparation of its annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1994 the Company paid dividends on preferred stock in the amount of $413 to AZOA. Dividends of $22,571 could be paid in 1995 without prior approval of the Commissioner of Commerce.

REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:



                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory Event            Capital (less than or equal to)
------------------------  ------------------------------------
Company action level           2 (or 2.5 with negative trends)
Regulatory action level                    1.5
Authorized control level                    1
Mandatory control level                    0.7


The Company met the minimum risk-based capital requirements for the years ended December 31, 1994 and 1993.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. Furthermore, the NAIC has a project to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1995, will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which could have a significant impact on its statutory financial statements.


(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.

In December 1994, the Company approved a plan to discontinue support of its individual agency field force and to make strategic changes in administrative operations. Costs expected to be incurred in 1995 for terminations and restructuring as specific actions are determined and communicated have not yet been determined.

In December 1994, the Company approved a plan to enter into a joint marketing agreement and expanded reinsurance arrangement with an unrelated insurance entity covering existing products of each company as well as new products. In conjunction therewith, the Company will provide the other insurance entity with $30,000 in exchange for a fifteen year convertible debenture, paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%.


(13) FOREIGN CURRENCY TRANSLATION



                                                                              1994     1993     1992
                                                                            --------  -------  -------
Beginning amount of cumulative translation adjustments                      $(2,708)  (1,835)   1,058
                                                                            --------  -------  -------

Ending amount of cumulative translation adjustments                          (3,787)  (2,708)  (1,835)
                                                                            --------  -------  -------

Aggregate adjustment for the period resulting from translation adjustments   (1,659)  (1,746)  (4,360)
Amount of income tax benefit for period related to aggregate adjustment         580      873    1,467
                                                                            --------  -------  -------

     Net aggregate translation included in equity                           $(1,079)    (873)  (2,893)
                                                                            ========  =======  =======

Canadian foreign exchange rate at end of year                                0.7129   0.7554   0.7865



(14) ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In May 1993, the Financial Accounting Standards Board issued SFAS No. 114, Accounting by Creditors for Impairment of a Loan, and SFAS No. 118, an amendment to SFAS No. 114, which are effective for fiscal years beginning after December 15, 1994. These Statements require impaired loans within the scope of the Statements to be measured based on the present value of expected future cash flows discounted at the loan's original effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent. The impact of adoption of these Statements on the financial position of the Company has not been determined.


(15) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1994, 1993 and 1992:



                          As            of       December      31           For           the        years         ended
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
                                      Future                                                       Benefits,
                                      policy                 Other        Premium                    claims    Amortization
                       Deferred     benefits,                policy       revenue                   losses,     of deferred
                        policy       losses,               claims and    and other        Net         and         policy
                     acquisition    claims and   Unearned   benefits      contract     investment  settlement   acquisition
                        costs      loss expense  premiums   payable    considerations    income     expenses     costs (a)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
1994:
Life                 $    188,390     1,022,537     6,012      63,728         291,174      78,100     223,355         6,889
Accident and health        14,772             0    34,364     291,323         345,684      17,023     236,614         1,797
Annuities                 595,280     2,304,560         0         360         112,453      86,168      92,350      (140,776)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                     $    798,442     3,327,097    40,376     355,411         749,311     181,291     552,319      (132,090)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============


1993:
Life                 $    195,279       989,309     7,389      57,763         263,465      80,422     216,911       (10,925)
Accident and health        16,569             0    34,181     264,583         354,837      15,735     241,466           804
Annuities                 454,504     1,986,801         0         578          62,319      78,674      74,887      (243,113)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------



                     $    666,352     2,976,110    41,570     322,924         680,621     174,831     533,264      (253,234)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============


1992:
Life                 $    184,693       936,238     7,766      56,921         275,702      88,295     222,103        (9,481)
Accident and health        17,365             0    36,915     265,105         341,579      14,602     228,320           294
Annuities                 211,060     1,539,911         0         264          28,954      66,872      63,080      (106,192)
                     ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                     $    413,118     2,476,149    44,681     322,290         646,235     169,769     513,503      (115,379)
                     ============  ============  ========  ==========  ==============  ==========  ==========  =============

                     December      31
                     ---------  ---------



                       Other    Premiums
                     operating   written
                     expenses      (b)
                     ---------  ---------
1994:
Life                   114,767
Accident and health    121,645
Annuities              210,933
                     ---------

                       447,345
                     =========


1993:
Life                   186,457
Accident and health    154,493
Annuities              191,783
                     ---------

                       532,733
                     =========


1992:
Life                   132,646
Accident and health    110,818
Annuities              139,321
                     ---------

                       382,785
                     =========


(a) Represents the net change in deferred policy acquisition cost reported in the income statement.
(b)  Premiums written are not applicable for life insurance companies.

                                    PART C

                                    PART C

                              OTHER  INFORMATION


Item 24.    Financial Statements and Exhibits

a.   Financial Statements

The following financial statements of the Company are included in Part B hereof.

    1.  Independent Auditors' Report.
    2.  Consolidated Balance Sheets as of December 31, 1994 and 1993.
    3. Consolidated Statements of Income for the years ended December 31, 1994, 1993 and 1992.
    4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1994, 1993 and 1992.
    5. Consolidated Statements of Cash Flows for the years ended December 31, 1994, 1993 and 1992.
    6. Notes to Consolidated Financial Statements - December 31, 1994, 1993 and 1992.

The following financial statements of the Variable Account are included in Part B hereof.

    1.  Independent Auditors' Report.
    2.  Statements of Net Assets as of December 31, 1994.
    3. Statements of Operations for the years ended December 31, 1994 and 1993.
    4.  Statements of Changes in Net Assets for the years ended
          December 31, 1994 and 1993.
    5.  Notes to Financial Statements - December 31, 1994.

   The following unaudited financial statements of the Variable Account are included in Part B hereof:

    1.  Statements of Assets and Liabilities as of June 30, 1995
          (unaudited).
    2.  Statements of Operations for the period ended June 30, 1995
          (unaudited).
    3. Statements of Charges in Net Assets for the periods ended June 30, 1995 and 1994 (unaudited).
    4.  Notes to Financial Statements - June 30, 1995.

b.   Exhibits

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account
    2.  Not Applicable
    3.     Principal Underwriter Agreement*
    4.     Individual Variable Annuity Contract****
    5.     Application for Individual Variable Annuity Contract****
    6.  (i)  Copy of Articles of Incorporation of the Company
        (ii) Copy of the Bylaws of the Company
    7.  Not Applicable
    8.     Form of Fund Participation Agreement**
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13.    Calculation of Performance Information****
    14. Company Organizational Chart***
       27. Financial Data Schedules


    * Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 filed on September 20, 1988.
   ** Incorporated by reference to Post-Effective Amendment No. 3 to
      Registrant's Form N-4 filed on April 27, 1990.
  *** Incorporated by reference to Post-Effective Amendment No. 9 to
      Registrant's Form N-4 filed on April 30, 1993.
 **** Incorporated by reference to Post-Effective Amendment No. 13 to
      Registrant's Form N-4 filed on April 28, 1995.

Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal        Positions and Offices
Business Address          with Depositor
_________________         _____________________
Lowell C. Anderson        Chairman, President, Chief Executive
1750 Hennepin Avenue      Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer      Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan       Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht     Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Dr. Jerry E. Robertson    Director
220-13E-29/3M Center
St. Paul, MN 55144

Rex B. Shannon            Director
2172 Liane Lane
Santa Ana, CA 92705-3336

Edward J. Bonach          Senior Vice President, Chief Financial
1750 Hennepin Avenue      Officer and Treasurer
Minneapolis, MN 55403

Alan A. Grove             Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James           President-Individual Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking       President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 as filed on April 30, 1993.

Item 27.     Number of Contract Owners

As of August 31, 1995, there were 53,488 qualified Contract Owners and 106,460 non-qualified Contract Owners with Contracts in the Separate Account.

Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, Inc. is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC Financial Plans, Inc.:


Name & Principal        Positions and Offices
Business Address        with Underwriter
________________        _____________________
Lowell C. Anderson      Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Mark L. Solverud        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas D. Barta         Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

     c.  Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the
City of Minneapolis and State of Minnesota, on this    10th day of October,
1995.


                                   ALLIANZ LIFE
                                   VARIABLE ACCOUNT B
(Registrant)


                                   By:  ALLIANZ LIFE INSURANCE COMPANY
                                        OF NORTH AMERICA
(Depositor)


                                   By: /s/ ALAN A. GROVE
                                   _____________________
                                           Alan A. Grove

                                   ALLIANZ LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA


                                   By: /s/ ALAN A GROVE
                                   ____________________
                                           Alan A. Grove


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*      Chairman of the Board, President
Lowell C. Anderson       and Chief Executive Officer       10/10/95

Herbert F. Hansmeyer*    Director
Herbert F. Hansmeyer                                       10/10/95

Michael P. Sullivan*     Director
Michael P. Sullivan                                        10/10/95

Dr. Jerry E. Robertson*  Director
Dr. Jerry E. Robertson                                     10/10/95

Rex B. Shannon*          Director
Rex B. Shannon                                             10/10/95

                         Director
Gerhard Rupprecht

Edward J. Bonach*        Chief Financial Officer
Edward J. Bonach                                             10/10/95



                                    *By   Power of Attorney


                                     By:  /s/ ALAN A. GROVE
                                     ______________________
                                          Alan A. Grove
                                          Attorney-in-Fact

                                   EXHIBITS

                                      TO

                       POST-EFFECTIVE AMENDMENT NO.    14

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              INDEX TO EXHIBITS



Exhibit                                                            Page

99.B1    Resolution of Board of Directors of the Company

99.B6    Copy of Articles of Incorporation of the Company

99.B6    Copy of the Bylaws of the Company

99.B9    Opinion and Consent of Counsel

99.B10   Independent Auditor's Consent



27       Financial Data Schedules